UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22696

Compass EMP Funds Trust
(Exact name of registrant as specified in charter)

4900 TIEDEMAN ROAD
BROOKLYN, OH 44144
(Address of principal executive offices) (Zip code)

CHRISTOPHER K. DYER
4900 TIEDEMAN ROAD
BROOKLYN, OH 44144
 (Name and address of agent for service)

(216)-898-2411
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Compass EMP U.S. 500 Volatility Weighted Index ETF
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Aerospace & Defense - 2.7%
135	General Dynamics Corporation	$18,324
174	Honeywell International, Inc.	18,150
96	Huntington Ingalls Industries, Inc.	13,454
93	L-3 Communications Holdings, Inc.	11,699
95	Lockheed Martin Corporation	19,281
101	Northrop Grumman Corporation	16,257
65	Precision Castparts Corp.	13,650
157	Raytheon Company	17,152
237	Rockwell Collins, Inc.	22,882
281	Textron, Inc.	12,457
101	The Boeing Company	15,158
168	United Technologies Corporation	19,690
		198,154
	Air Freight & Logistics - 0.8%
191	CH Robinson Worldwide, Inc.	13,985
312	Expeditors International of Washington, Inc.	15,032
93	FedEx Corporation	15,387
163	United Parcel Service, Inc.	15,801
		60,205
	Airlines - 0.5%
148	Alaska Air Group, Inc.	9,794
447	JetBlue Airways Corporation *	8,605
227	Southwest Airlines Company	10,056
102	Spirit Airlines, Inc. *	7,891
		36,346
	Auto Components - 0.5%
192	BorgWarner, Inc.	11,612
307	Johnson Controls, Inc.	15,485
119	Lear Corporation	13,188
		40,285
	Automobiles - 0.5%
859	Ford Motor Company	13,864
337	General Motors Company	12,638
200	Harley-Davidson, Inc.	12,148
		38,650
	Beverages - 1.6%
211	Brown-Forman Corporation	19,064
363	Coca-Cola Enterprises, Inc.	16,045
145	Constellation Brands, Inc. *	16,850

231	Dr Pepper Snapple Group, Inc.	18,129
52	Monster Beverage Corporation *	7,196
237	PepsiCo, Inc.	22,662
476	The Coca-Cola Company	19,302
		119,248
	Biotechnology - 0.7%
83	Amgen, Inc.	13,268
21	Biogen, Inc. *	8,867
90	Celgene Corporation *	10,375
88	Gilead Sciences, Inc. *	8,635
23	Regeneron Pharmaceuticals, Inc. *	10,384
		51,529
	Building Products - 0.4%
482	Masco Corporation	12,870
171	Vulcan Materials Company	14,415
		27,285
	Capital Markets - 3.3%
63	Affiliated Managers Group, Inc. *	13,531
112	Ameriprise Financial, Inc.	14,654
44	Blackrock, Inc.	16,097
304	Franklin Resources, Inc.	15,601
375	Invesco Ltd..	14,884
248	Legg Mason, Inc.	13,690
421	Morgan Stanley	15,026
223	Northern Trust Corporation	15,532
257	Raymond James Financial, Inc.	14,592
403	SEI Investments Company	17,768
199	State Street Corporation	14,633
234	T. Rowe Price Group, Inc.	18,949
376	TD Ameritrade Holding Corporation	14,010
410	The Bank of New York Mellon Corporation	16,498
359	The Charles Schwab Corporation	10,928
90	The Goldman Sachs Group, Inc.	16,917
		243,310
	Chemicals - 3.8%
91	Air Products & Chemicals, Inc.	13,766
172	Airgas, Inc.	18,251
46	CF Industries Holdings, Inc.	13,049
218	E. I. du Pont de Nemours and Company	15,580
161	Eastman Chemical Company	11,151
139	Ecolab, Inc.	15,899
235	FMC Corporation	13,454
129	International Flavors & Fragrances, Inc.	15,145
96	LyondellBasell Industries N.V.	8,429
38	NewMarket Corporation	18,156
71	PPG Industries, Inc.	16,013

163	Praxair, Inc.	19,681
309	RPM International, Inc.	14,829
246	The Dow Chemical Company	11,803
353	The Mosaic Company	16,259
62	The Sherwin-Williams Company	17,639
217	The Valspar Corporation	18,235
127	W.R. Grace & Company *	12,557
130	Westlake Chemical Corporation	9,352
		279,248
	Commercial Banks - 3.8%
448	BB&T Corporation	17,467
333	CIT Group, Inc.	15,025
282	Citigroup, Inc.	14,529
123	City National Corporation	10,957
278	Comerica Incorporated	12,546
330	East West Bancorp, Inc.	13,352
745	Fifth Third Bancorp	14,043
187	First Republic Bank	10,676
1,404	Huntington Bancshares, Inc.	15,514
254	JPMorgan Chase & Co.	15,387
937	Keycorp.	13,268
143	M&T Bank Corporation	18,161
1,405	Regions Financial Corporation	13,277
104	Signature Bank *	13,476
362	SunTrust Banks, Inc.	14,875
90	SVB Financial Group *	11,434
184	The PNC Financial Services Group, Inc.	17,156
440	US Bancorp	19,215
358	Wells Fargo & Company	19,475
		279,833
	Commercial Services & Supplies - 2.4%
201	Cintas Corporation	16,408
55	CoStar Group, Inc. *	10,881
163	Global Payments, Inc.	14,944
13	Graham Holdings Company	13,645
167	Macquarie Infrastructure Company LLC	13,742
362	Quanta Services, Inc. *	10,328
579	Republic Services, Inc.	23,484
716	Service Corporation International	18,652
189	Stericycle, Inc. *	26,541
291	The ADT Corporation	12,082
415	Waste Connections, Inc.	19,978
		180,685
	Communications Equipment - 1.1%
532	Cisco Systems, Inc.	14,643
266	EchoStar Corporation *	13,758

100	F5 Networks, Inc. *	11,494
205	Harris Corporation	16,146
258	Motorola Solutions, Inc.	17,201
165	QUALCOMM, Inc.	11,441
		84,683
	Construction & Engineering - 0.5%
196	Fluor Corporation	11,204
294	Jacobs Engineering Group, Inc. *	13,277
11	NVR, Inc. *	14,615
		39,096
	Consumer Finance - 0.9%
598	Ally Financial, Inc. *	12,546
191	American Express Company	14,921
230	Capital One Financial Corporation	18,129
263	Discover Financial Services	14,820
453	Santander Consumer USA Holdings, Inc.	10,482
		70,898
	Containers & Packaging - 1.1%
204	Ball Corporation	14,411
269	Crown Holdings, Inc. *	14,531
259	MeadWestvaco Corporation	12,916
162	Packaging Corporation of America	12,667
192	Rock-Tenn Company	12,384
260	Sealed Air Corporation	11,846
		78,755
	Distributors - 0.4%
194	Genuine Parts Company	18,079
477	LKQ Corporation *	12,192
		30,271
	Diversified Financial Services - 1.7%
260	CBOE Holdings, Inc.	14,925
184	CME Group, Inc.	17,427
356	E*Trade Financial Corporation *	10,165
437	Interactive Brokers Group, Inc.	14,867
161	Moody's Corporation	16,712
294	MSCI, Inc.	18,025
345	The Nasdaq OMX Group, Inc.	17,574
370	Voya Financial, Inc.	15,951
		125,646
	Diversified Telecommunication Services - 0.5%
410	CenturyLink, Inc.	14,166
1,320	Frontier Communications Corporation	9,306
224	Level 3 Communications, Inc. *	12,060
		35,532
	Elecontronic Equipment, Instruments & Components - 0.4%
232	AO Smith Corporation	15,233

770	Gentex Corporation	14,091
		29,324
	Electric Utilities - 1.9%
303	American Electric Power Company, Inc.	17,044
269	Edison International	16,804
205	Entergy Corporation	15,886
438	ITC Holdings Corporation	16,394
176	NextEra Energy, Inc.	18,313
274	Pinnacle West Capital Corporation	17,468
430	Southern Company	19,040
482	Westar Energy, Inc.	18,682
		139,631
	Electrical Equipment - 1.1%
61	Acuity Brands, Inc.	10,258
284	Ametek, Inc.	14,922
179	Eaton Corporation PLC	12,161
278	Emerson Electric Company	15,740
113	Hubbell, Inc.	12,387
119	Rockwell Automation, Inc.	13,803
		79,271
	Electronic Equipment, Instruments & Components - 1.1%
278	Amphenol Corporation	16,382
218	Arrow Electronics, Inc. *	13,331
302	Avnet, Inc.	13,439
595	Corning, Inc.	13,495
932	Flextronics International Ltd.. *	11,813
405	Trimble Navigation Limited *	10,206
		78,666
	Energy Equipment & Services - 1.2%
142	Baker Hughes, Inc.	9,028
209	Cameron International Corporation *	9,430
146	Dresser-rand Group, Inc. *	11,731
240	FMC Technologies, Inc. *	8,882
196	Halliburton Company	8,601
107	Helmerich & Payne, Inc.	7,284
205	National Oilwell Varco, Inc.	10,248
196	Oceaneering International, Inc.	10,570
131	Schlumberger Limited	10,931
		86,705
	Food & Staples Retailing - 1.8%
141	Costco Wholesale Corporation	21,361
208	CVS Health Corporation	21,468
939	Rite Aid Corporation *	8,160
330	Sprouts Farmers Market, Inc. *	11,626
484	Sysco Corporation	18,261
266	The Kroger Company	20,391

236	Wal-Mart Stores, Inc.	19,411
227	Whole Foods Market, Inc.	11,822
		132,500
	Food Products - 3.2%
293	Archer-Daniels-Midland Company	13,888
443	Campbell Soup Company	20,622
386	General Mills, Inc.	21,848
197	Hain Celestial Group, Inc. *	12,618
311	Hormel Foods Corporation	17,680
244	Ingredion, Inc.	18,988
79	Keurig Green Mountain, Inc.	8,827
292	McCormick & Company, Inc.	22,516
135	Mead Johnson Nutrition Company	13,571
521	Mondelez International, Inc.	18,803
256	Pilgrim's Pride Corporation	5,783
193	The Hershey Company	19,476
175	The J.M. Smucker Company	20,253
253	The WhiteWave Foods Company *	11,218
334	Tyson Foods, Inc.	12,792
		238,883
	Gas Utilities - 0.9%
319	Atmos Energy Corporation	17,641
701	CenterPoint Energy, Inc.	14,307
247	National Fuel Gas Company	14,902
156	Sempra Energy	17,007
		63,857
	Health Care Equipment & Supplies - 3.4%
394	Abbott Laboratories	18,254
301	Baxter International, Inc.	20,618
119	Becton, Dickinson and Company	17,087
381	DENTSPLY International, Inc.	19,389
86	Edwards Lifesciences Corporation *	12,251
100	Idexx Laboratories, Inc. *	15,448
21	Intuitive Surgical, Inc. *	10,606
211	ResMed, Inc.	15,146
226	Sirona Dental Systems, Inc. *	20,338
221	St. Jude Medical, Inc.	14,453
227	Stryker Corporation	20,941
181	Teleflex, Inc.	21,870
81	The Cooper Companies, Inc.	15,181
178	Varian Medical Systems, Inc. *	16,748
136	Zimmer Holdings, Inc.	15,983
		254,313
	Health Care Providers & Services - 3.5%
140	Aetna, Inc.	14,914
98	Anthem, Inc.	15,132

211	Cardinal Health, Inc.	19,047
183	Centene Corporation *	12,936
127	Cigna Corporation	16,439
245	DaVita Healthcare Partners, Inc. *	19,914
194	Express Scripts Holdings Company *	16,833
152	HCA Holdings, Inc. *	11,435
150	Henry Schein, Inc. *	20,943
127	Laboratory Corporation of America Holdings *	16,013
75	McKesson Corporation	16,965
225	MEDNAX, Inc. *	16,315
423	Patterson Companies, Inc.	20,638
225	Quest Diagnostics, Inc.	17,291
134	UnitedHealth Group Inc.	15,851
105	Universal Health Services, Inc.	12,360
		263,026
	Hotels, Restaurants & Leisure - 2.5%
487	Aramark	15,404
18	Chipotle Mexican Grill, Inc. *	11,710
154	Domino's Pizza, Inc.	15,485
506	Hilton Worldwide Holdings, Inc. *	14,988
272	Hyatt Hotels Corporation *	16,108
200	Las Vegas Sands Corporation	11,008
191	Marriott International, Inc.	15,341
207	McDonald's Corporation	20,170
129	Royal Caribbean Cruises Ltd..	10,558
187	Starbucks Corporation	17,709
146	Starwood Hotels & Resorts Worldwide, Inc.	12,191
162	Wyndham Worldwide Corporation	14,656
78	Wynn Resorts Ltd..	9,818
		185,146
	Household Durables - 1.5%
367	DR Horton, Inc.	10,452
58	Harman International Industries, Incorporated	7,751
282	Jarden Corporation *	14,918
230	Lennar Corporation	11,916
74	Mohawk Industries, Inc. *	13,745
425	Newell Rubbermaid, Inc.	16,605
513	PulteGroup, Inc.	11,404
328	Toll Brothers, Inc. *	12,903
63	Whirlpool Corporation	12,730
		112,424
	Household Products - 1.5%
279	Church & Dwight Company, Inc.	23,832
299	Colgate-Palmolive Co.	20,733
143	Energizer Holdings, Inc.	19,741
296	Procter & Gamble Co.	24,254

180	The Clorox Company	19,870
		108,430
	Industrial Conglomerates - 1.2%
124	3M Company	20,454
153	Carlisle Companies Incorporated	14,172
223	Danaher Corporation	18,933
806	General Electric Company	19,997
104	Roper Industries, Inc.	17,888
		91,444
	Insurance - 5.7%
346	AFLAC, Inc.	22,148
42	Alleghany Corporation *	20,454
374	American Financial Group, Inc.	23,992
332	American International Group, Inc.	18,190
505	Arthur J Gallagher & Company	23,609
226	Chubb Corporation	22,849
444	Cincinnati Financial Corporation	23,656
466	CNA Financial Corporation	19,306
438	HCC Insurance Holdings, Inc.	24,822
226	Lincoln National Corporation	12,986
32	Markel Corporation *	24,607
404	Marsh & McLennan Companies, Inc.	22,660
279	MetLife, Inc.	14,103
295	Principal Financial Group, Inc.	15,154
823	Progressive Corporation	22,386
211	Reinsurance Group of America, Inc.	19,663
329	The Allstate Corporation	23,415
218	The Travelers Companies, Inc.	23,572
382	Torchmark Corporation	20,979
437	W.R. Berkley Corporation	22,073
		420,624
	Internet & Catalog Retail - 0.3%
16	Netflix, Inc. *	6,667
10	The Priceline Group, Inc. *	11,641
80	TripAdvisor, Inc. *	6,654
		24,962
	Internet Software & Services - 1.3%
172	Akamai Technologies, Inc. *	12,220
151	Facebook, Inc. *	12,415
27	Google, Inc. *	14,977
307	Jack Henry & Associates, Inc.	21,456
153	Rackspace Hosting, Inc. *	7,893
204	VeriSign, Inc. *	13,662
244	Yahoo!, Inc. *	10,842
		93,465

	IT Services - 4.1%
47	Alliance Data Systems Corporation *	13,924
427	Amdocs Limited	23,229
249	Automatic Data Processing, Inc.	21,324
387	Broadridge Financial Solutions, Inc.	21,289
417	CDW Corporation	15,529
187	Cognizant Technology Solutions Corporation *	11,667
322	Fidelity National Information Services, Inc.	21,915
281	Fiserv, Inc. *	22,312
75	FleetCor Technologies, Inc. *	11,319
191	Gartner, Inc. *	16,015
104	International Business Machines Corporation	16,692
157	MasterCard Incorporated	13,563
449	Paychex, Inc.	22,277
263	Teradata Corporation *	11,609
800	The Western Union Company	16,648
434	Total System Services, Inc.	16,557
227	Visa, Inc.	14,848
970	Xerox Corporation	12,465
		303,182
	Leisure Products - 0.4%
233	Hasbro, Inc.	14,735
89	Polaris Industries, Inc.	12,558
		27,293
	Life Sciences Tools & Services - 1.4%
347	Agilent Technologies, Inc.	14,418
50	Illumina, Inc. *	9,282
53	Mettler-Toledo International, Inc. *	17,419
351	PerkinElmer, Inc.	17,950
226	Quintiles Transnational Holdings, Inc. *	15,135
126	Thermo Fisher Scientific, Inc.	16,927
126	Waters Corporation *	15,664
		106,795
	Machinery - 4.3%
452	Allison Transmission Holdings, Inc.	14,437
165	Caterpillar, Inc.	13,205
218	Colfax Corporation *	10,405
96	Cummins, Inc.	13,309
205	Deere & Company	17,976
435	Donaldson Company, Inc.	16,404
196	Dover Corporation	13,548
183	Flowserve Corporation	10,338
243	Idex Corporation	18,427
216	Illinois Tool Works, Inc.	20,982
237	Ingersoll-Rand PLC	16,135
228	Lincoln Electric Holdings, Inc.	14,909
101	Middleby Corporation *	10,368

236	Paccar, Inc.	14,901
177	Pall Corporation	17,769
112	Parker-Hannifin Corporation	13,303
117	Snap-On, Inc.	17,206
173	Stanley Black & Decker, Inc.	16,497
208	Trinity Industries, Inc.	7,386
114	WABCO Holdings, Inc. *	14,008
147	Wabtec Corporation	13,967
403	Xylem, Inc.	14,113
		319,593
	Media - 3.5%
182	AMC Networks, Inc. *	13,949
619	Cablevision Systems Corporation	11,328
217	CBS Corporation	13,157
280	Comcast Corporation	15,812
307	Discovery Communications, Inc. *	9,443
164	DISH Network Corporation *	11,490
329	Gannett Company, Inc.	12,199
382	Liberty Media Corporation *	14,726
925	News Corporation *	14,809
255	Omnicom Group, Inc.	19,885
202	Scripps Networks Interact, Inc.	13,849
4,198	Sirius XM Holdings, Inc. *	16,036
185	The Madison Square Garden Company *	15,660
168	The Walt Disney Company	17,622
89	Time Warner Cable, Inc.	13,339
112	Time Warner, Inc.	9,457
146	Tribune Media Company	8,878
379	Twenty-First Century Fox, Inc.	12,825
196	Viacom, Inc.	13,387
		257,851
	Metals & Mining - 0.3%
291	Nucor Corporation	13,831
358	Southern Copper Corporation	10,447
		24,278
	Multiline Retail - 1.1%
82	Dillard's, Inc.	11,194
170	Dollar General Corporation *	12,814
213	Dollar Tree, Inc. *	17,284
177	Kohl's Corporation	13,850
213	Macy's, Inc.	13,826
196	Nordstrom, Inc.	15,743
		84,711
	Multi-Utilities - 3.5%
284	Alliant Energy Corporation	17,892
373	Ameren Corporation	15,741

501	CMS Energy Corporation	17,490
311	Consolidated Edison, Inc.	18,971
233	Dominion Resources, Inc.	16,513
207	DTE Energy Company	16,703
337	Eversource Energy	17,025
433	Exelon Corporation	14,553
193	Integrys Energy Group, Inc.	13,900
340	NiSource, Inc.	15,014
512	OGE Energy Corporation	16,184
324	PG&E Corporation	17,195
332	Public Service Enterprise Group, Inc.	13,917
306	SCANA Corporation	16,827
317	Wisconsin Energy Corporation	15,692
498	Xcel Energy, Inc.	17,335
		260,952
	Oil, Gas & Consumable Fuels - 2.3%
131	Chevron Corporation	13,752
70	Cimarex Energy Company	8,056
59	Concho Resources, Inc. *	6,839
117	Continental Resources, Inc. *	5,110
99	EOG Resources, Inc.	9,077
190	Exxon Mobil Corporation	16,150
304	Kinder Morgan, Inc.	12,786
340	Marathon Oil Corporation	8,878
102	Marathon Petroleum Corporation	10,444
202	Murphy Oil Corporation	9,413
179	Noble Energy, Inc.	8,753
193	ONEOK, Inc.	9,310
130	Phillips 66	10,218
168	Range Resources Corporation	8,743
376	Southwestern Energy Company *	8,720
413	Spectra Energy Corporation	14,938
175	Valero Energy Corporation	11,134
		172,321
	Personal Products - 0.2%
206	Estee Lauder Cos, Inc.	17,131
	Pharmaceuticals - 1.6%
236	Bristol-Myers Squibb Company	15,222
266	Eli Lilly and Company	19,325
195	Johnson & Johnson	19,617
296	Merck & Company, Inc.	17,014
194	Mylan NV *	11,514
605	Pfizer, Inc.	21,048
295	Zoetis, Inc.	13,655
		117,395

	Professional Services - 1.5%
203	Equifax, Inc.	18,879
129	IHS, Inc. *	14,675
132	ManpowerGroup, Inc.	11,372
356	Nielsen N.V.	15,867
251	Robert Half International, Inc.	15,191
132	Towers Watson & Company	17,448
308	Verisk Analytics, Inc. *	21,991
		115,423
	Real Estate Management & Development - 0.4%
463	CBRE Group, Inc. *	17,923
91	Jones Lang LaSalle Inc.	15,506
		33,429
	Road & Rail - 1.5%
41	AMERCO	13,546
403	CSX Corporation	13,347
117	Genesee & Wyoming, Inc. *	11,283
205	JB Hunt Transport Services, Inc.	17,506
111	Kansas City Southern	11,331
128	Norfolk Southern Corporation	13,174
200	Old Dominion Freight Line, Inc. *	15,460
118	Union Pacific Corporation	12,781
		108,428
	Semiconductors & Semiconductor Equipment - 2.5%
423	Altera Corporation	18,151
241	Analog Devices, Inc.	15,183
499	Applied Materials, Inc.	11,257
117	First Solar, Inc. *	6,995
376	Intel Corporation	11,758
109	IPG Photonics Corporation *	10,104
196	KLA-Tencor Corporation	11,425
159	Lam Research Corporation	11,167
315	Linear Technology Corporation	14,742
225	Microchip Technology, Inc.	11,003
288	Micron Technology, Inc. *	7,813
486	NVIDIA Corporation	10,170
687	ON Semiconductor Corporation *	8,320
87	Skyworks Solutions, Inc.	8,551
266	Texas Instruments, Inc.	15,211
255	Xilinx, Inc.	10,787
		182,637
	Software - 3.2%
160	Adobe Systems, Inc. *	11,831
221	Ansys, Inc. *	19,490
201	Autodesk, Inc. *	11,787
510	CA Technologies, Inc.	16,631
803	Cadence Design System, Inc. *	14,807

239	Cerner Corporation *	17,509
245	Citrix Systems, Inc. *	15,648
127	FactSet Research Systems, Inc.	20,218
355	Fortinet, Inc. *	12,407
326	Microsoft Corporation	13,254
362	Oracle Corporation	15,620
190	Red Hat, Inc. *	14,393
186	SS&C Technologies Holdings, Inc.	11,588
611	Symantec Corporation	14,276
385	Synopsys, Inc. *	17,833
140	VMware, Inc. *	11,481
		238,773
	Specialty Retail - 3.7%
91	Advance Auto Parts, Inc.	13,622
186	Autonation, Inc. *	11,965
31	AutoZone, Inc. *	21,147
183	Bed Bath & Beyond, Inc. *	14,050
207	Best Buy Company, Inc.	7,823
143	CarMax, Inc. *	9,868
198	Dick's Sporting Goods, Inc.	11,284
200	Foot Locker, Inc.	12,600
170	L Brands, Inc.	16,029
227	Lowe's Companies, Inc.	16,887
73	O'Reilly Automotive, Inc. *	15,786
130	Ross Stores, Inc.	13,697
487	Sally Beauty Holdings, Inc. *	16,738
556	Staples, Inc.	9,054
280	The Gap, Inc.	12,132
136	The Home Depot, Inc.	15,451
217	The TJX Companies, Inc.	15,201
125	Tractor Supply Company	10,633
77	Ulta Salon, Cosmetics & Fragrances, Inc. *	11,615
209	Urban Outfitters, Inc. *	9,541
149	Williams-Sonoma, Inc.	11,877
		277,000
	Technology Hardware, Storage & Peripherals - 1.1%
113	Apple, Inc.	14,060
610	EMC Corporation	15,592
345	Hewlett-Packard Company	10,750
357	NetApp, Inc.	12,659
103	SanDisk Corporation	6,553
222	Seagate Technology PLC	11,551
129	Western Digital Corporation	11,740
		82,905
	Textiles, Apparel & Luxury Goods - 1.0%
261	Coach, Inc.	10,813

397	Hanesbrands, Inc.	13,304
142	Nike, Inc.	14,247
81	Ralph Lauren Corporation	10,652
135	Under Armour, Inc. *	10,901
230	VF Corporation	17,321
		77,238
	Thrifts & Mortgage Finance - 0.5%
1,509	Hudson City Bancorp, Inc.	15,814
1,265	New York Community Bancorp, Inc.	21,164
		36,978
	Tobacco - 1.0%
411	Altria Group, Inc.	20,558
231	Lorillard, Inc.	15,096
268	Philip Morris International, Inc.	20,188
239	Reynolds American, Inc.	16,470
		72,312
	Trading Companies & Distributors - 0.5%
348	Fastenal Company	14,419
97	United Rentals, Inc. *	8,843
73	W.W. Grainger, Inc.	17,214
		40,476
	Water Utilities - 0.3%
354	American Water Works Company, Inc.	19,190
	TOTAL COMMON STOCKS (Cost $7,015,260)	7,398,621

	CLOSED END FUNDS - 0.3%
	Capital Markets - 0.3%
1,153	Ares Capital Corporation	19,797
	TOTAL CLOSED END FUNDS (Cost $19,682)	19,797

	SHORT-TERM INVESTMENTS - 0.3%
25,652	STIT - Liquid Assets Portfolio, 0.08% (a)	25,652
	TOTAL SHORT-TERM INVESTMENTS - (Cost $25,652)	25,652
	TOTAL INVESTMENTS - 100.2% (Cost $7,060,594)	7,444,070
	Liabilities in Excess of Other Assets - (0.2)%	(16,301)
	NET ASSETS - 100.0%	$7,427,769

*	Non-income producing security.
(a)	Annualized seven-day yield as of March 31, 2015

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.8%
	Aerospace & Defense - 0.4%
835	AAR Corporation	$25,634
291	Astronics Corporation *	21,447
744	Taser International, Inc. *	17,938
		65,019
	Air Freight & Logistics - 0.9%
689	Atlas Air Worldwide Holdings, Inc. *	29,641
1,050	Echo Global Logistics, Inc. *	28,623
774	Forward Air Corporation	42,028
756	Hub Group, Inc. *	29,703
579	Park-Ohio Holdings Corporation	30,496
		160,491
	Airlines - 0.1%
1,831	Republic Airways Holdings, Inc. *	25,176
	Auto Components - 1.7%
1,616	American Axle & Manufacturing Holdings, Inc. *	41,741
1,080	Cooper Tire & Rubber Company	46,267
697	Dorman Products, Inc. *	34,676
629	Drew Industries Incorporated	38,709
2,278	Fox Factory Holdings Corporation *	34,944
425	Gentherm Incorporated *	21,467
1,023	Lydall, Inc. *	32,450
1,921	Meritor, Inc. *	24,224
804	Standard Motor Products, Inc.	33,977
		308,455
	Biotechnology - 0.7%
541	Acorda Therapeutics, Inc. *	18,004
281	INSYS Therapeutics, Inc. *	16,335
273	Ligand Pharmaceuticals, Inc. *	21,051
730	Myriad Genetics, Inc. *	25,842
4,223	PDL BioPharma, Inc.	29,709
717	Repligen Corporation *	21,768
		132,709
	Building Products - 1.3%
1,539	AAON, Inc.	37,752
553	American Woodmark Corporation *	30,266
768	Apogee Enterprises, Inc.	33,178
474	Patrick Industries, Inc. *	29,516
1,071	Simpson Manufacturing Company, Inc.	40,023

512	Trex Company, Inc. *	27,919
688	Universal Forest Products, Inc.	38,170
		236,824
	Capital Markets - 1.4%
991	Cohen & Steers, Inc.	40,581
677	Evercore Partners, Inc.	34,974
473	Financial Engines, Inc.	19,786
837	Greenhill & Company, Inc.	33,187
2,786	Manning & Napier, Inc.	36,246
596	Piper Jaffray Companies *	31,266
227	Virtus Investment Partners, Inc.	29,685
933	WisdomTree Investments, Inc.	20,022
		245,747
	Chemicals - 3.3%
661	A Schulman, Inc.	31,860
1,480	Aceto Corporation	32,560
507	Balchem Corporation	28,078
777	Cabot Corporation	34,965
1,976	Calgon Carbon Corporation *	41,634
2,346	Ferro Corporation *	29,442
1,348	Flotek Industries, Inc. *	19,870
2,179	FutureFuel Corporation	22,378
777	HB Fuller Company	33,310
740	Innophos Holdings, Inc.	41,706
894	Innospec, Inc.	41,473
434	Minerals Technologies, Inc.	31,725
1,267	Olin Corporation	40,595
1,051	OM Group, Inc.	31,562
473	Quaker Chemical Corporation	40,508
1,161	Stepan Company	48,367
1,495	Tredegar Corporation	30,064
		580,097
	Commercial Banks - 12.3%
2,553	Associated Banc-Corp	47,486
834	BancFirst Corporation	50,857
1,500	BancorpSouth, Inc.	34,830
892	Bank of Hawaii Corporation	54,599
920	Banner Corporation	42,228
2,591	BBCN Bancorp, Inc.	37,492
2,811	Boston Private Financial Holdings, Inc.	34,154
1,751	Capital Bank Financial Corporation *	48,345
1,469	Cathay General Bancorp	41,793
1,550	Chemical Financial Corporation	48,608
1,486	Columbia Banking Systems, Inc.	43,049
1,321	Community Bank Systems, Inc.	46,750
2,569	CVB Financial Corporation	40,950

1,305	Eagle Bancorp, Inc. *	50,112
3,514	F.N.B Corporation	46,174
2,398	First Financial Bancorp.	42,708
1,451	First Financial Bankshares, Inc.	40,106
1,746	First Interstate Bancsystem, Inc.	48,574
1,953	First Merchants Corporation	45,974
2,505	First Midwest Bancorp, Inc.	43,512
4,124	Fulton Financial Corporation	50,890
1,441	Glacier Bancorp, Inc.	36,241
1,234	Hancock Holdings Company	36,847
1,091	Home Bancshares, Inc.	36,974
638	IberiaBank Corporation	40,213
1,164	Independent Bank Corporation	51,065
1,331	International Bancshares Corporation	34,646
1,273	LegacyTexas Financial Group, Inc.	28,935
1,237	MB Financial, Inc.	38,731
4,169	National Penn Bancshares, Inc.	44,900
1,818	NBT Bancorp, Inc.	45,559
2,942	Old National Bancorp.	41,747
528	Park National Corporation	45,176
892	Pinnacle Financial Partners, Inc.	39,658
1,052	PrivateBancorp, Inc.	36,999
1,618	Renasant Corporation	48,621
618	South State Corporation	42,265
1,837	Susquehanna Bancshares, Inc.	25,185
3,460	Talmer Bancorp, Inc.	52,990
2,828	TCF Financial Corporation	44,456
701	Texas Capital BancShares, Inc. *	34,104
1,880	Trustmark Corporation	45,646
731	UMB Financial Corporation	38,663
1,839	Union Bankshares Corporation	40,844
1,079	United Bankshares, Inc.	40,549
1,930	United Community Banks, Inc.	36,438
5,828	Valley National Bancorp	55,016
1,358	WesBanco, Inc.	44,244
1,049	Westamerica Bancorp.	45,327
1,297	Western Alliance Bancorporation *	38,443
991	Wintrust Financial Corporation	47,251
		2,176,924
	Commercial Services & Supplies - 3.5%
1,779	ABM Industries Incorporated	56,679
1,636	Carriage Services, Inc.	39,051
647	G&K Services, Inc.	46,927
727	HNI Corporation	40,109
2,062	Knoll, Inc.	48,313
1,571	McGrath Rentcorp	51,702
658	Mobile Mini, Inc.	28,057

643	MSA Safety Incorporated	32,073
500	Multi-Color Corporation	34,665
2,011	Steelcase, Inc.	38,088
1,816	Tetra Tech, Inc.	43,620
414	UniFirst Corporation	48,724
983	United Stationers, Inc.	40,293
664	US Ecology, Inc.	33,180
1,077	West Corporation	36,327
		617,808
	Communications Equipment - 0.8%
1,721	ADTRAN, Inc.	32,131
1,043	CalAmp Corporation *	16,886
1,044	Comtech Telecommunications Corporation	30,224
757	Plantronics, Inc.	40,083
624	Ubiquiti Networks, Inc.	18,439
		137,763
	Construction & Engineering - 2.6%
1,731	Comfort Systems USA, Inc.	36,420
960	Emcor Group, Inc.	44,611
1,795	KB Home	28,038
1,515	M/I Homes, Inc. *	36,117
929	MasTec, Inc. *	17,930
670	Meritage Homes Corporation *	32,589
1,678	Mistras Group, Inc. *	32,318
1,453	MYR Group, Inc. *	45,537
1,365	Primoris Services Corporation	23,464
643	Ryland Group, Inc.	31,340
2,155	TRI Pointe Homes, Inc. *	33,252
1,145	Tutor Perini Corporation *	26,736
1,546	WCI Communities, Inc. *	37,027
1,266	Winnebago Industries, Inc.	26,915
		452,294
	Consumer Finance - 1.0%
1,147	Encore Capital Group, Inc. *	47,704
856	First Cash Financial Services, Inc. *	39,821
1,054	Nelnet, Inc.	49,875
760	PRA Group, Inc. *	41,283
		178,683
	Consumer Services - 0.4%
886	American Public Education, Inc. *	26,562
1,126	Apollo Education Group, Inc. *	21,304
813	DeVry Education Group, Inc.	27,122
		74,988
	Containers & Packaging - 0.2%
1,132	Greif, Inc.	44,454

	Distributors - 0.4%
556	Core Mark Holding Company, Inc.	35,762
870	ScanSource, Inc. *	35,365
		71,127
	Diversifed Financial Services - 0.2%
1,777	Aircastle Ltd.	39,911
	Diversified Consumer Services - 0.7%
466	Capella Education Company	30,234
909	Grand Canyon Education, Inc. *	39,360
1,086	Matthews International Corporation	55,940
		125,534
	Diversified Financial Services - 0.2%
424	MarketAxess Holdings, Inc.	35,150
	Diversified Telecommunication Services - 0.6%
618	Atlantic Tele-Network, Inc.	42,778
3,227	Iridium Communications, Inc. *	31,334
5,263	Vonage Holdings Corporation *	25,841
		99,953
	Electric Utilities - 2.0%
1,039	ALLETE, Inc.	54,818
1,451	El Paso Electric Company	56,067
883	Ormat Technologies, Inc.	33,572
1,676	Otter Tail Corporation	53,917
1,662	PNM Resources, Inc.	48,530
1,528	Portland General Electric Company	56,673
1,839	The Empire District Electric Company	45,644
		349,221
	Electrical Equipment - 0.9%
788	AZZ, Inc.	36,713
893	Encore Wire Corporation	33,827
634	EnerSys	40,728
1,071	Franklin Electric Company, Inc.	40,848
		152,116
	Electronic Equipment, Instruments & Components - 4.4%
1,115	Advanced Energy Industries, Inc. *	28,611
524	Anixter International, Inc. *	39,892
2,641	AVX Corporation	37,687
693	Badger Meter, Inc.	41,538
1,836	Benchmark Electronics, Inc. *	44,119
486	Coherent, Inc. *	31,570
830	DTS, Inc. *	28,278
512	Faro Technologies, Inc. *	31,811
1,674	II-VI, Inc. *	30,902
1,036	Insight Enterprises, Inc. *	29,547
392	Littelfuse, Inc.	38,961
517	Methode Electronics, Inc.	24,320
635	MTS Systems Corporation	48,038

1,685	Newport Corporation *	32,116
579	OSI Systems, Inc. *	42,996
1,022	Plexus Corporation *	41,667
1,364	Rofin-Sinar Technologies, Inc. *	33,050
404	Rogers Corporation *	33,213
985	Sanmina Corporation *	23,827
725	Tech Data Corporation *	41,883
645	Universal Display Corporation *	30,154
2,965	Vishay Intertechnology, Inc.	40,976
		775,156
	Energy Equipment & Services - 1.7%
935	Atwood Oceanics, Inc.	26,283
1,279	C&J Energy Servies Ltd. *	14,235
445	CARBO Ceramics, Inc.	13,577
439	Dril-Quip, Inc. *	30,023
888	Exterran Holdings, Inc.	29,810
1,155	Forum Energy Technologies, Inc. *	22,638
1,647	Helix Energy Solutions Group, Inc. *	24,639
945	Hornbeck Offshore Services, Inc. *	17,776
2,210	Newpark Resources, Inc. *	20,133
725	RigNet, Inc. *	20,728
594	Seacor Holdings, Inc. *	41,384
1,344	Thermon Group Holdings, Inc. *	32,350
		293,576
	Food & Staples Retailing - 1.4%
1,000	Chefs' Warehouse, Inc. *	22,430
548	Ingles Markets, Inc.	27,115
804	Natural Grocers by Vitamin Cottage, Inc. *	22,199
484	PriceSmart, Inc.	41,130
1,445	SpartanNash Company	45,604
3,045	SUPERVALU, Inc. *	35,414
611	The Andersons, Inc.	25,277
758	The Fresh Market, Inc. *	30,805
		249,974
	Food Products - 1.1%
762	Cal-Maine Foods, Inc.	29,764
408	J&J Snack Foods Corporation	43,534
356	Sanderson Farms, Inc.	28,355
1,452	Snyder's-Lance, Inc.	46,406
1,535	Tootsie Roll Industries, Inc.	52,082
		200,141
	Gas Utilities - 0.6%
888	Chesapeake Utilities Corporation	44,942
980	Southwest Gas Corporation	57,006
		101,948

	Health Care Equipment & Supplies - 3.0%
552	Abaxis, Inc.	35,389
604	Anika Therapeutics, Inc. *	24,867
776	Cantel Medical Corporation	36,860
802	Conmed Corporation	40,493
428	Cyberonics, Inc. *	27,786
879	Cynosure, Inc. *	26,959
1,115	Globus Medical, Inc. *	28,142
863	Greatbatch, Inc. *	49,924
391	ICU Medical, Inc. *	36,418
741	Integra LifeSciences Holdings Corporation *	45,683
904	Masimo Corporation *	29,814
2,051	Meridian Bioscience, Inc.	39,133
1,389	Merit Medical Systems, Inc. *	26,738
945	Natus Medical, Inc. *	37,299
588	Neogen Corporation *	27,477
481	Thoratec Corporation *	20,149
		533,131
	Health Care Providers & Services - 2.7%
476	Air Methods Corporation *	22,177
1,482	AMN Healthcare Services, Inc. *	34,190
467	Chemed Corporation	55,760
1,089	CorVel Corporation *	37,472
723	Hanger, Inc. *	16,405
602	IPC Healthcare, Inc. *	28,077
975	LHC Group, Inc. *	32,204
801	Magellan Health, Inc. *	56,727
1,602	Owens & Minor, Inc.	54,212
513	Providence Service Corporation *	27,250
1,961	Select Medical Holdings Corporation	29,082
804	The Ensign Group, Inc.	37,675
820	US Physical Therapy, Inc.	38,950
		470,181
	Health Care Technology - 0.6%
603	Computer Programs & Systems, Inc.	32,719
883	Healthstream, Inc. *	22,251
1,257	Omnicell, Inc. *	44,121
		99,091
	Hotels, Restaurants & Leisure - 2.5%
416	BJ's Restaurants, Inc. *	20,987
2,764	Denny's Corporation *	31,510
1,374	Interval Leisure Group, Inc.	36,013
1,567	Krispy Kreme Doughnuts, Inc. *	31,324
440	Life Time Fitness, Inc. *	31,223
564	Marriott Vacations Worldwide Corp.	45,712
873	Noodles & Company *	15,225
588	Papa John's International, Inc.	36,344

604	Popeyes Louisiana Kitchen, Inc. *	36,131
306	Red Robin Gourmet Burgers, Inc. *	26,622
1,079	Sonic Corp.	34,204
1,241	Texas Roadhouse, Inc.	45,210
984	The Cheesecake Factory, Inc.	48,541
		439,046
	Household Durables - 1.6%
404	Cavco Industries, Inc. *	30,324
1,238	Ethan Allen Interiors, Inc.	34,218
746	iRobot Corporation *	24,342
1,216	La-Z-Boy Incorporated	34,182
1,461	MDC Holdings, Inc.	41,639
3,728	Standard Pacific Corporation *	33,552
1,359	Taylor Morrison Home Corporation *	28,335
568	Universal Electronics, Inc. *	32,058
1,029	William Lyon Homes *	26,569
		285,219
	Household Products - 0.3%
547	WD-40 Company	48,431
	Industrial Conglomerates - 0.2%
1,589	Raven Industries, Inc.	32,511
	Insurance - 4.9%
503	American National Insurance Company	49,490
739	FBL Financial Group, Inc.	45,825
1,794	Fidelity & Guaranty Life	38,033
1,948	Hilltop Holdings, Inc. *	37,869
1,580	Horace Mann Educators Corporation	54,036
625	Infinity Property & Casualty Corporation	51,281
1,324	Kemper Corporation	51,583
3,713	MBIA, Inc. *	34,531
2,437	National General Holdings Corporation	45,572
682	Navigators Group, Inc. *	53,087
913	Primerica, Inc.	46,472
1,488	ProAssurance Corporation	68,314
1,100	RLI Corporation	57,651
881	Safety Insurance Group, Inc.	52,640
1,854	Selective Insurance Group, Inc.	53,859
760	StanCorp Financial Group, Inc.	52,136
2,043	Symetra Financial Corporation	47,929
921	Universal Insurance Holdings, Inc.	23,568
		863,876
	Internet & Catalog Retail - 0.3%
925	Overstock.com, Inc. *	22,403
440	Stamps.com, Inc. *	29,608
		52,011

	Internet Software & Services - 1.2%
774	Constant Contact, Inc. *	29,574
463	Envestnet, Inc. *	25,965
1,320	NIC, Inc.	23,324
1,527	Perficient, Inc. *	31,594
822	RetailMeNot, Inc. *	14,804
377	Shutterstock, Inc. *	25,889
440	SPS Commerce, Inc. *	29,524
715	WebMD Health Corporation *	31,342
		212,016
	IT Services - 2.8%
639	CACI International, Inc. *	57,459
951	Cardtronics, Inc. *	35,758
531	Cass Information Systems, Inc.	29,810
1,566	CSG Systems International, Inc.	47,591
998	Engility Holdings, Inc. *	29,980
465	Epam Systems, Inc. *	28,500
550	Euronet Worldwide, Inc. *	32,312
1,186	Exlservice Holdings, Inc. *	44,119
1,550	NeuStar, Inc. *	38,161
820	Science Applications International Corporation	42,107
1,460	Sykes Enterprises, Incorporated *	36,281
1,453	TeleTech Holdings, Inc.	36,979
1,029	Virtusa Corporation *	42,580
		501,637
	Leisure Products - 0.4%
1,734	Smith & Wesson Holdings Corporation *	22,074
2,148	Speedway Motorsports, Inc.	48,867
		70,941
	Life Sciences Tools & Services - 0.3%
590	Cambrex Corporation *	23,382
1,629	Luminex Corporation *	26,064
		49,446
	Machinery - 5.5%
1,794	Actuant Corporation	42,590
442	Alamo Group, Inc.	27,903
1,137	Albany International Corporation	45,196
1,297	Altra Industrial Motion Corporation	35,849
458	American Railcar Industries, Inc.	22,776
802	Astec Industries, Inc.	34,390
971	Barnes Group, Inc.	39,316
571	Chart Industries, Inc. *	20,028
537	CIRCOR International, Inc.	29,374
1,159	Columbus McKinnon Corporation	31,223
714	EnPro Industries, Inc.	47,088
2,205	Federal Signal Corporation	34,817
1,357	Hillenbrand, Inc.	41,891

466	Hyster-Yale Materials Handling, Inc.	34,153
743	LB Foster Company	35,278
555	Lindsay Corporation	42,319
1,309	Mueller Industries, Inc.	47,294
360	Proto Labs, Inc. *	25,200
718	RBC Bearings, Inc.	54,956
1,494	Rexnord Corporation *	39,875
577	Standex International Corporation	47,389
798	Sun Hydraulics Corporation	33,005
573	Tennant Company	37,457
950	Terex Corporation	25,260
960	TriMas Corporation *	29,558
400	Valmont Industries, Inc.	49,152
1,492	Wabash National Corporation *	21,037
		974,374
	Marine - 0.2%
703	Matson, Inc.	29,638
	Media - 0.8%
3,281	Entravision Communications Corporation	20,769
1,902	Gray Television, Inc. *	26,285
1,745	Journal Communications, Inc. *	25,861
804	Meredith Corporation	44,839
965	Sinclair Broadcast Group, Inc.	30,311
		148,065
	Metals & Mining - 1.3%
811	Carpenter Technology Corporation	31,532
2,205	Commercial Metals Company	35,699
1,548	Globe Specialty Metals, Inc.	29,288
779	Kaiser Aluminum Corporation	59,897
654	Materion Corporation	25,133
453	US Silica Holdings, Inc.	16,132
1,041	Worthington Industries, Inc.	27,701
		225,382
	Multi-Utilities - 1.3%
1,475	Avista Corporation	50,416
945	Black Hills Corporation	47,666
1,139	MGE Energy, Inc.	50,481
1,003	Northwestern Corporation	53,951
608	UIL Holdings Corporation	31,263
		233,777
	Oil, Gas & Consumable Fuels - 0.9%
634	Green Plains, Inc.	18,101
765	Matador Resources Company *	16,769
886	Oasis Petroleum, Inc. *	12,599
5,083	Pacific Drilling SA *	19,773
1,101	Patterson-UTI Energy, Inc.	20,671

887	Rosetta Resources, Inc. *	15,097
1,592	RPC, Inc.	20,393
1,254	Synergy Resources Corporation *	14,860
1,282	Ultra Petroleum Corporation *	20,037
		158,300
	Paper & Forest Products - 0.9%
775	Boise Cascade Company *	29,032
691	Deltic Timber Corporation	45,779
704	Neenah Paper, Inc.	44,028
1,559	PH Glatfelter Company	42,919
		161,758
	Personal Products - 0.2%
245	USANA Health Sciences, Inc. *	27,224
	Pharmaceuticals - 0.7%
814	DepoMed, Inc. *	18,242
429	Herbalife Ltd. *	18,344
264	Lannet Company, Inc. *	17,875
702	Prestige Brands Holdings, Inc. *	30,109
903	Sagent Pharmaceuticals, Inc. *	20,995
1,056	Sucampo Pharmaceuticals, Inc. *	16,431
		121,996
	Professional Services - 2.3%
488	Exponent, Inc.	43,383
770	GP Strategies Corporation *	28,490
526	Huron Consulting Group, Inc. *	34,795
1,122	ICF International, Inc. *	45,834
681	Insperity, Inc.	35,609
1,864	Kelly Services, Inc.	32,508
1,265	Korn/Ferry International	41,581
649	On Assignment, Inc. *	24,902
1,759	Resources Connection, Inc.	30,782
2,303	Rpx Corporation *	33,140
1,316	TrueBlue, Inc. *	32,045
427	WageWorks, Inc. *	22,772
		405,841
	Real Estate Management & Development - 0.4%
954	Alexander & Baldwin, Inc.	41,194
807	HFF, Inc.	30,295
		71,489
	Road & Rail - 1.7%
1,145	Celadon Group, Inc.	31,167
803	Con-way, Inc.	35,436
327	Greenbrier Companies, Inc.	18,966
1,601	Heartland Express, Inc.	38,040
1,115	Knight Transportation, Inc.	35,959
1,576	Marten Transport Ltd.	36,563

998	Roadrunner Transportation Systems, Inc. *	25,220
691	Saia, Inc. *	30,611
1,529	Werner Enterprises, Inc.	48,026
		299,988
	Semiconductors & Semiconductor Equipment - 2.6%
249	Ambarella, Inc. *	18,852
1,825	Amkor Technology, Inc. *	16,124
817	Cabot Microelectronics Corporation *	40,825
691	Cirrus Logic, Inc. *	22,983
1,032	Diodes Incorporated *	29,474
1,822	Integrated Silicon Solution, Inc.	32,596
1,723	Intersil Corporation	24,673
3,779	Lattice Semiconductor Corporation *	23,959
2,359	Micrel, Inc.	35,574
1,298	MKS Instrument, Inc.	43,885
542	Monolithic Power Systems, Inc.	28,536
973	OmniVision Technologies, Inc. *	25,658
886	PDF Solutions, Inc. *	15,877
4,853	Photronics, Inc. *	41,250
463	Power Integrations, Inc.	24,113
550	Silicon Laboratories, Inc. *	27,924
		452,303
	Software - 2.4%
952	Blackbaud, Inc.	45,106
798	Commvault Systems, Inc. *	34,873
1,036	Ebix, Inc.	31,474
567	Ellie Mae, Inc. *	31,361
326	ePlus, Inc. *	28,339
373	Fair Isaac Corporation	33,092
1,436	Monotype Imaging Holdings, Inc.	46,871
656	NetScout Systems, Inc. *	28,766
1,282	Pegasystems, Inc.	27,883
1,610	Progress Software Corporation *	43,744
531	Synchronoss Technologies, Inc. *	25,201
3,385	TiVo, Inc. *	35,915
680	VASCO Data Security International, Inc. *	14,647
		427,272
	Specialty Retail - 4.7%
1,172	Aaron's, Inc.	33,179
1,363	American Eagle Outfitters, Inc.	23,280
813	ANN, Inc. *	33,357
448	Asbury Automotive Group, Inc. *	37,229
1,866	Ascena Retail Group, Inc. *	27,076
969	Brown Shoe Company, Inc.	31,783
1,597	Express, Inc. *	26,398
976	Finish Line, Inc.	23,932

727	Five Below, Inc. *	25,859
1,373	Francesca's Holdings Corporation *	24,439
440	Genesco, Inc. *	31,341
399	Group 1 Automotive, Inc.	34,446
652	Hibbett Sports, Inc. *	31,987
233	Lithia Motors, Inc.	23,163
432	Lumber Liquidators Holdings, Inc. *	13,297
454	Mattress Firm Holding Corporation *	31,617
696	Monro Muffler Brake, Inc.	45,275
330	Outerwall, Inc.	21,820
1,440	Pier 1 Imports, Inc.	20,131
957	Rent-A-Center, Inc.	26,260
959	Select Comfort Corporation *	33,057
1,358	Sonic Automotive, Inc.	33,814
826	The Buckle, Inc.	42,200
1,009	The Cato Corporation	39,956
1,506	Tile Shop Holdings, Inc. *	18,238
1,713	Travelcenters of America LLC *	29,875
736	Vitamin Shoppe, Inc. *	30,316
717	Zumiez, Inc. *	28,859
		822,184
	Technology Hardware, Storage & Peripherals - 0.3%
887	Electronics For Imaging, Inc. *	37,032
523	Super Micro Computer, Inc. *	17,369
		54,401
	Textiles, Apparel & Luxury Goods - 1.3%
267	G-lll Apparel Group, Ltd.. *	30,078
1,306	Iconix Brand Group, Inc. *	43,973
707	Movado Group, Inc.	20,164
883	Steven Madden, Ltd.. *	33,554
1,675	Tumi Holdings, Inc. *	40,970
788	Unifi, Inc. *	28,439
1,796	Vera Bradley, Inc. *	29,149
		226,327
	Thrifts & Mortgage Finance - 2.4%
3,909	Astoria Financial Corporation	50,622
5,292	Beneficial Bancorp, Inc. *	59,747
407	Bofi Holding, Inc. *	37,867
5,461	Capitol Federal Financial, Inc.	68,263
2,946	EverBank Financial Corporation	53,116
5,078	Northwest Bancshares, Inc.	60,174
2,771	Provident Financial Services, Inc.	51,679
2,294	Washington Federal, Inc.	50,021
		431,489
	Trading Companies & Distributors - 1.5%
958	Applied Industrial Technologies, Inc.	43,436

1,371	CAI International, Inc. *	33,685
525	DXP Enterprises, Inc. *	23,147
656	GATX Corporation	38,035
848	H&E Equipment Services, Inc.	21,192
1,867	MRC Global, Inc. *	22,124
1,241	Rush Enterprises, Inc. *	33,954
1,006	TAL International Group, Inc.	40,974
		256,547
	Transportation Infrastructure - 0.2%
1,917	Wesco Aircraft Holdings, Inc. *	29,368
	Water Utilities - 0.4%
1,010	American States Water Company	40,289
1,135	SJW Corporation	35,083
		75,372
	Wireless Telecommunication Services - 0.2%
932	Shenandoah Telecommunications Company	29,041
	TOTAL COMMON STOCKS (Cost $16,420,866)	17,250,912

	CLOSED END FUNDS - 1.8%
	Capital Markets - 1.8%
6,506	FS Investment Corporation	65,971
3,123	Hercules Technology Growth Capital, Inc.	42,098
1,499	Main Street Capital Corporation	46,319
4,763	New Mountain Finance Corporation	69,540
3,411	Solar Capital Ltd.	69,039
1,521	TPG Specialty Lending, Inc.	26,176
	TOTAL CLOSED END FUNDS (Cost $325,010)	319,143

	SHORT-TERM INVESTMENS - 0.3%
58,686	STIT - Liquid Assets Portfolio, 0.08% (a)	58,686
	TOTAL SHORT-TERM INVESTMENS - (Cost $58,686)	58,686
	TOTAL INVESTMENTS - 99.9% (Cost $16,804,562)	17,628,741
	Other Assets in Excess of Liabilities - 0.1%	17,661
	NET ASSETS - 100.0%	$17,646,402

*	Non-income producing security.
(a)	Annualized seven-day yield as of March 31, 2015

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
March 31, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
1	Russell 2000 Mini Future, June 15	$124,890	$4,646
			$4,646

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.1%
	Aerospace & Defense - 2.7%
1,106	General Dynamics Corporation	$150,117
1,459	Honeywell International, Inc.	152,188
793	Huntington Ingalls Industries, Inc.	111,139
767	L-3 Communications Holdings, Inc.	96,481
780	Lockheed Martin Corporation	158,309
830	Northrop Grumman Corporation	133,597
542	Precision Castparts Corp.	113,820
1,296	Raytheon Company	141,588
1,930	Rockwell Collins, Inc.	186,342
2,318	Textron, Inc.	102,757
831	The Boeing Company	124,716
1,379	United Technologies Corporation	161,619
		1,632,673
	Air Freight & Logistics - 0.8%
1,558	CH Robinson Worldwide, Inc.	114,077
2,570	Expeditors International of Washington, Inc.	123,822
746	FedEx Corporation	123,426
1,333	United Parcel Service, Inc.	129,221
		490,546
	Airlines - 0.5%
1,192	Alaska Air Group, Inc.	78,887
3,593	JetBlue Airways Corporation *	69,165
1,810	Southwest Airlines Company	80,183
814	Spirit Airlines, Inc. *	62,971
		291,206
	Auto Components - 0.5%
1,576	BorgWarner, Inc.	95,316
2,548	Johnson Controls, Inc.	128,521
969	Lear Corporation	107,385
		331,222
	Automobiles - 0.5%
7,060	Ford Motor Company	113,949
2,732	General Motors Company	102,450
1,626	Harley-Davidson, Inc.	98,763
		315,162
	Beverages - 1.6%
1,732	Brown-Forman Corporation	156,486
2,956	Coca-Cola Enterprises, Inc.	130,655
1,203	Constellation Brands, Inc. *	139,801

1,897	Dr Pepper Snapple Group, Inc.	148,877
416	Monster Beverage Corporation *	57,572
1,960	PepsiCo, Inc.	187,415
3,953	The Coca-Cola Company	160,294
		981,100
	Biotechnology - 0.7%
666	Amgen, Inc.	106,460
180	Biogen, Inc. *	76,003
721	Celgene Corporation *	83,117
714	Gilead Sciences, Inc. *	70,065
180	Regeneron Pharmaceuticals, Inc. *	81,266
		416,911
	Building Products - 0.4%
3,991	Masco Corporation	106,560
1,425	Vulcan Materials Company	120,127
		226,687
	Capital Markets - 3.3%
526	Affiliated Managers Group, Inc. *	112,974
944	Ameriprise Financial, Inc.	123,513
368	Blackrock, Inc.	134,629
2,525	Franklin Resources, Inc.	129,583
3,145	Invesco Ltd..	124,825
2,080	Legg Mason, Inc.	114,816
3,504	Morgan Stanley	125,058
1,834	Northern Trust Corporation	127,738
2,135	Raymond James Financial, Inc.	121,225
3,325	SEI Investments Company	146,599
1,656	State Street Corporation	121,766
1,946	T. Rowe Price Group, Inc.	157,587
3,101	TD Ameritrade Holding Corporation	115,543
3,388	The Bank of New York Mellon Corporation	136,333
3,006	The Charles Schwab Corporation	91,503
747	The Goldman Sachs Group, Inc.	140,414
		2,024,106
	Chemicals - 3.8%
755	Air Products & Chemicals, Inc.	114,216
1,372	Airgas, Inc.	145,583
378	CF Industries Holdings, Inc.	107,231
1,806	E. I. du Pont de Nemours and Company	129,075
1,351	Eastman Chemical Company	93,570
1,143	Ecolab, Inc.	130,736
1,934	FMC Corporation	110,721
1,054	International Flavors & Fragrances, Inc.	123,740
804	LyondellBasell Industries N.V.	70,591
310	NewMarket Corporation	148,118
590	PPG Industries, Inc.	133,069

1,358	Praxair, Inc.	163,965
2,534	RPM International, Inc.	121,607
2,055	The Dow Chemical Company	98,599
2,965	The Mosaic Company	136,568
509	The Sherwin-Williams Company	144,811
1,782	The Valspar Corporation	149,741
1,048	W.R. Grace & Company *	103,616
1,080	Westlake Chemical Corporation	77,695
		2,303,252
	Commercial Banks - 3.8%
3,678	BB&T Corporation	143,405
2,701	CIT Group, Inc.	121,869
2,369	Citigroup, Inc.	122,051
1,023	City National Corporation	91,129
2,341	Comerica Incorporated	105,649
2,720	East West Bancorp, Inc.	110,051
6,141	Fifth Third Bancorp	115,758
1,535	First Republic Bank	87,633
11,581	Huntington Bancshares, Inc.	127,970
2,101	JPMorgan Chase & Co.	127,279
7,719	Keycorp.	109,301
1,177	M&T Bank Corporation	149,479
11,720	Regions Financial Corporation	110,754
849	Signature Bank *	110,013
3,003	SunTrust Banks, Inc.	123,393
750	SVB Financial Group *	95,280
1,532	The PNC Financial Services Group, Inc.	142,844
3,642	US Bancorp	159,046
2,964	Wells Fargo & Company	161,242
		2,314,146
	Commercial Services & Supplies - 2.4%
1,670	Cintas Corporation	136,322
447	CoStar Group, Inc. *	88,430
1,310	Global Payments, Inc.	120,101
109	Graham Holdings Company	114,410
1,361	Macquarie Infrastructure Company LLC	111,997
3,054	Quanta Services, Inc. *	87,130
4,717	Republic Services, Inc.	191,321
5,819	Service Corporation International	151,585
1,538	Stericycle, Inc. *	215,981
2,467	The ADT Corporation	102,430
3,413	Waste Connections, Inc.	164,302
		1,484,009
	Communications Equipment - 1.1%
4,340	Cisco Systems, Inc.	119,459
2,193	EchoStar Corporation *	113,422

810	F5 Networks, Inc. *	93,102
1,682	Harris Corporation	132,474
2,124	Motorola Solutions, Inc.	141,607
1,354	QUALCOMM, Inc.	93,886
		693,950
	Construction & Engineering - 0.5%
1,654	Fluor Corporation	94,543
2,459	Jacobs Engineering Group, Inc. *	111,048
94	NVR, Inc. *	124,894
		330,485
	Consumer Finance - 0.9%
4,825	Ally Financial, Inc. *	101,228
1,572	American Express Company	122,805
1,906	Capital One Financial Corporation	150,231
2,176	Discover Financial Services	122,617
3,684	Santander Consumer USA Holdings, Inc.	85,248
		582,129
	Containers & Packaging - 1.1%
1,674	Ball Corporation	118,251
2,198	Crown Holdings, Inc. *	118,736
2,110	MeadWestvaco Corporation	105,226
1,340	Packaging Corporation of America	104,775
1,571	Rock-Tenn Company	101,330
2,124	Sealed Air Corporation	96,769
		645,087
	Distributors - 0.4%
1,576	Genuine Parts Company	146,867
3,909	LKQ Corporation *	99,914
		246,781
	Diversified Financial Services - 1.7%
2,064	CBOE Holdings, Inc.	118,484
1,485	CME Group, Inc.	140,644
2,985	E*Trade Financial Corporation *	85,237
3,583	Interactive Brokers Group, Inc.	121,894
1,332	Moody's Corporation	138,262
2,411	MSCI, Inc.	147,818
2,759	The Nasdaq OMX Group, Inc.	140,543
3,050	Voya Financial, Inc.	131,486
		1,024,368
	Diversified Telecommunication Services - 0.5%
3,387	CenturyLink, Inc.	117,021
10,991	Frontier Communications Corporation	77,486
1,858	Level 3 Communications, Inc. *	100,035
		294,542
	Elecontronic Equipment, Instruments & Components - 0.4%
1,921	AO Smith Corporation	126,133

6,246	Gentex Corporation	114,302
		240,435
	Electric Utilities - 1.9%
2,504	American Electric Power Company, Inc.	140,850
2,172	Edison International	135,685
1,685	Entergy Corporation	130,571
3,653	ITC Holdings Corporation	136,732
1,447	NextEra Energy, Inc.	150,560
2,266	Pinnacle West Capital Corporation	144,457
3,543	Southern Company	156,884
3,937	Westar Energy, Inc.	152,598
		1,148,337
	Electrical Equipment - 1.1%
505	Acuity Brands, Inc.	84,921
2,357	Ametek, Inc.	123,837
1,479	Eaton Corporation PLC	100,483
2,288	Emerson Electric Company	129,547
928	Hubbell, Inc.	101,727
990	Rockwell Automation, Inc.	114,830
		655,345
	Electronic Equipment, Instruments & Components - 1.1%
2,268	Amphenol Corporation	133,653
1,790	Arrow Electronics, Inc. *	109,459
2,484	Avnet, Inc.	110,538
5,024	Corning, Inc.	113,944
7,670	Flextronics International Ltd.. *	97,217
3,327	Trimble Navigation Limited *	83,841
		648,652
	Energy Equipment & Services - 1.2%
1,174	Baker Hughes, Inc.	74,643
1,764	Cameron International Corporation *	79,592
1,203	Dresser-rand Group, Inc. *	96,661
2,060	FMC Technologies, Inc. *	76,240
1,632	Halliburton Company	71,612
899	Helmerich & Payne, Inc.	61,195
1,737	National Oilwell Varco, Inc.	86,833
1,594	Oceaneering International, Inc.	85,964
1,097	Schlumberger Limited	91,534
		724,274
	Food & Staples Retailing - 1.8%
1,148	Costco Wholesale Corporation	173,916
1,706	CVS Health Corporation	176,076
7,311	Rite Aid Corporation *	63,533
2,722	Sprouts Farmers Market, Inc. *	95,896
4,002	Sysco Corporation	150,995
2,148	The Kroger Company	164,666

1,972	Wal-Mart Stores, Inc.	162,197
1,846	Whole Foods Market, Inc.	96,140
		1,083,419
	Food Products - 3.2%
2,454	Archer-Daniels-Midland Company	116,320
3,645	Campbell Soup Company	169,675
3,213	General Mills, Inc.	181,856
1,606	Hain Celestial Group, Inc. *	102,864
2,552	Hormel Foods Corporation	145,081
1,996	Ingredion, Inc.	155,329
646	Keurig Green Mountain, Inc.	72,178
2,385	McCormick & Company, Inc.	183,907
1,131	Mead Johnson Nutrition Company	113,699
4,321	Mondelez International, Inc.	155,945
2,056	Pilgrim's Pride Corporation	46,445
1,604	The Hershey Company	161,860
1,443	The J.M. Smucker Company	166,998
2,031	The WhiteWave Foods Company *	90,054
2,724	Tyson Foods, Inc.	104,329
		1,966,540
	Gas Utilities - 0.9%
2,623	Atmos Energy Corporation	145,052
5,917	CenterPoint Energy, Inc.	120,766
2,062	National Fuel Gas Company	124,400
1,292	Sempra Energy	140,854
		531,072
	Health Care Equipment & Supplies - 3.4%
3,190	Abbott Laboratories	147,793
2,462	Baxter International, Inc.	168,647
960	Becton, Dickinson and Company	137,846
3,072	DENTSPLY International, Inc.	156,334
686	Edwards Lifesciences Corporation *	97,728
781	Idexx Laboratories, Inc. *	120,649
175	Intuitive Surgical, Inc. *	88,380
1,726	ResMed, Inc.	123,892
1,817	Sirona Dental Systems, Inc. *	163,512
1,762	St. Jude Medical, Inc.	115,235
1,835	Stryker Corporation	169,279
1,469	Teleflex, Inc.	177,499
653	The Cooper Companies, Inc.	122,385
1,433	Varian Medical Systems, Inc. *	134,831
1,110	Zimmer Holdings, Inc.	130,447
		2,054,457
	Health Care Providers & Services - 3.5%
1,129	Aetna, Inc.	120,272
795	Anthem, Inc.	122,756

1,745	Cardinal Health, Inc.	157,521
1,461	Centene Corporation *	103,278
1,026	Cigna Corporation	132,805
2,000	DaVita Healthcare Partners, Inc. *	162,560
1,590	Express Scripts Holdings Company *	137,964
1,237	HCA Holdings, Inc. *	93,059
1,214	Henry Schein, Inc. *	169,499
1,028	Laboratory Corporation of America Holdings *	129,621
625	McKesson Corporation	141,375
1,829	MEDNAX, Inc. *	132,621
3,447	Patterson Companies, Inc.	168,179
1,822	Quest Diagnostics, Inc.	140,021
1,069	UnitedHealth Group Inc.	126,452
839	Universal Health Services, Inc.	98,759
		2,136,742
	Hotels, Restaurants & Leisure - 2.4%
4,029	Aramark	127,437
148	Chipotle Mexican Grill, Inc. *	96,280
1,235	Domino's Pizza, Inc.	124,179
4,052	Hilton Worldwide Holdings, Inc. *	120,020
2,148	Hyatt Hotels Corporation *	127,205
1,584	Las Vegas Sands Corporation	87,184
1,526	Marriott International, Inc.	122,568
1,719	McDonald's Corporation	167,499
1,027	Royal Caribbean Cruises Ltd..	84,060
1,484	Starbucks Corporation	140,535
1,180	Starwood Hotels & Resorts Worldwide, Inc.	98,530
1,298	Wyndham Worldwide Corporation	117,430
604	Wynn Resorts Ltd..	76,032
		1,488,959
	Household Durables - 1.5%
3,058	DR Horton, Inc.	87,092
464	Harman International Industries, Incorporated	62,004
2,303	Jarden Corporation *	121,829
1,928	Lennar Corporation	99,889
609	Mohawk Industries, Inc. *	113,122
3,507	Newell Rubbermaid, Inc.	137,018
4,278	PulteGroup, Inc.	95,100
2,761	Toll Brothers, Inc. *	108,618
530	Whirlpool Corporation	107,092
		931,764
	Household Products - 1.4%
2,274	Church & Dwight Company, Inc.	194,245
2,462	Colgate-Palmolive Co.	170,715
1,145	Energizer Holdings, Inc.	158,067
2,435	Procter & Gamble Co.	199,524

1,479	The Clorox Company	163,267
		885,818
	Industrial Conglomerates - 1.2%
1,016	3M Company	167,589
1,263	Carlisle Companies Incorporated	116,992
1,810	Danaher Corporation	153,669
6,652	General Electric Company	165,036
858	Roper Industries, Inc.	147,576
		750,862
	Insurance - 5.6%
2,862	AFLAC, Inc.	183,197
345	Alleghany Corporation *	168,015
3,082	American Financial Group, Inc.	197,710
2,752	American International Group, Inc.	150,782
4,125	Arthur J Gallagher & Company	192,844
1,851	Chubb Corporation	187,136
3,649	Cincinnati Financial Corporation	194,419
3,841	CNA Financial Corporation	159,133
3,593	HCC Insurance Holdings, Inc.	203,615
1,888	Lincoln National Corporation	108,485
258	Markel Corporation *	198,392
3,315	Marsh & McLennan Companies, Inc.	185,938
2,345	MetLife, Inc.	118,540
2,454	Principal Financial Group, Inc.	126,062
6,711	Progressive Corporation	182,539
1,739	Reinsurance Group of America, Inc.	162,057
2,689	The Allstate Corporation	191,376
1,786	The Travelers Companies, Inc.	193,120
3,161	Torchmark Corporation	173,602
3,604	W.R. Berkley Corporation	182,038
		3,459,000
	Internet & Catalog Retail - 0.3%
131	Netflix, Inc. *	54,586
78	The Priceline Group, Inc. *	90,804
673	TripAdvisor, Inc. *	55,974
		201,364
	Internet Software & Services - 1.2%
1,411	Akamai Technologies, Inc. *	100,245
1,219	Facebook, Inc. *	100,220
222	Google, Inc. *	123,143
2,498	Jack Henry & Associates, Inc.	174,585
1,227	Rackspace Hosting, Inc. *	63,301
1,703	VeriSign, Inc. *	114,050
1,977	Yahoo!, Inc. *	87,848
		763,392

	IT Services - 4.0%
384	Alliance Data Systems Corporation *	113,760
3,475	Amdocs Limited	189,040
2,033	Automatic Data Processing, Inc.	174,106
3,143	Broadridge Financial Solutions, Inc.	172,896
3,383	CDW Corporation	125,983
1,507	Cognizant Technology Solutions Corporation *	94,022
2,642	Fidelity National Information Services, Inc.	179,814
2,278	Fiserv, Inc. *	180,873
618	FleetCor Technologies, Inc. *	93,269
1,553	Gartner, Inc. *	130,219
854	International Business Machines Corporation	137,067
1,286	MasterCard Incorporated	111,098
3,666	Paychex, Inc.	181,889
2,180	Teradata Corporation *	96,225
6,543	The Western Union Company	136,160
3,544	Total System Services, Inc.	135,204
1,867	Visa, Inc.	122,120
8,072	Xerox Corporation	103,725
		2,477,470
	Leisure Products - 0.4%
1,896	Hasbro, Inc.	119,903
706	Polaris Industries, Inc.	99,617
		219,520
	Life Sciences Tools & Services - 1.4%
2,810	Agilent Technologies, Inc.	116,755
395	Illumina, Inc. *	73,328
426	Mettler-Toledo International, Inc. *	140,005
2,831	PerkinElmer, Inc.	144,777
1,835	Quintiles Transnational Holdings, Inc. *	122,890
1,020	Thermo Fisher Scientific, Inc.	137,027
1,030	Waters Corporation *	128,050
		862,832
	Machinery - 4.3%
3,720	Allison Transmission Holdings, Inc.	118,817
1,367	Caterpillar, Inc.	109,401
1,808	Colfax Corporation *	86,296
795	Cummins, Inc.	110,219
1,699	Deere & Company	148,985
3,550	Donaldson Company, Inc.	133,870
1,624	Dover Corporation	112,251
1,515	Flowserve Corporation	85,582
1,987	Idex Corporation	150,674
1,753	Illinois Tool Works, Inc.	170,286
1,963	Ingersoll-Rand PLC	133,641
1,859	Lincoln Electric Holdings, Inc.	121,560
823	Middleby Corporation *	84,481

1,970	Paccar, Inc.	124,386
1,438	Pall Corporation	144,361
931	Parker-Hannifin Corporation	110,584
959	Snap-On, Inc.	141,031
1,427	Stanley Black & Decker, Inc.	136,079
1,769	Trinity Industries, Inc.	62,817
937	WABCO Holdings, Inc. *	115,139
1,216	Wabtec Corporation	115,532
3,340	Xylem, Inc.	116,967
		2,632,959
	Media - 3.5%
1,473	AMC Networks, Inc. *	112,891
5,236	Cablevision Systems Corporation	95,819
1,784	CBS Corporation	108,164
2,305	Comcast Corporation	130,163
2,518	Discovery Communications, Inc. *	77,454
1,326	DISH Network Corporation *	92,900
2,711	Gannett Company, Inc.	100,524
3,085	Liberty Media Corporation *	118,927
7,713	News Corporation *	123,485
2,077	Omnicom Group, Inc.	161,964
1,675	Scripps Networks Interact, Inc.	114,838
34,053	Sirius XM Holdings, Inc. *	130,082
1,511	The Madison Square Garden Company *	127,906
1,386	The Walt Disney Company	145,378
732	Time Warner Cable, Inc.	109,712
925	Time Warner, Inc.	78,107
1,181	Tribune Media Company	71,817
3,205	Twenty-First Century Fox, Inc.	108,457
1,611	Viacom, Inc.	110,031
		2,118,619
	Metals & Mining - 0.3%
2,584	Nucor Corporation	122,817
3,010	Southern Copper Corporation	87,832
		210,649
	Multiline Retail - 1.1%
656	Dillard's, Inc.	89,551
1,408	Dollar General Corporation *	106,135
1,749	Dollar Tree, Inc. *	141,923
1,434	Kohl's Corporation	112,210
1,741	Macy's, Inc.	113,008
1,595	Nordstrom, Inc.	128,110
		690,937
	Multi-Utilities - 3.5%
2,329	Alliant Energy Corporation	146,727
3,091	Ameren Corporation	130,440

4,144	CMS Energy Corporation	144,667
2,596	Consolidated Edison, Inc.	158,356
1,904	Dominion Resources, Inc.	134,937
1,724	DTE Energy Company	139,110
2,747	Eversource Energy	138,778
3,558	Exelon Corporation	119,584
1,577	Integrys Energy Group, Inc.	113,576
2,833	NiSource, Inc.	125,105
4,292	OGE Energy Corporation	135,670
2,662	PG&E Corporation	141,272
2,726	Public Service Enterprise Group, Inc.	114,274
2,519	SCANA Corporation	138,520
2,614	Wisconsin Energy Corporation	129,393
4,109	Xcel Energy, Inc.	143,034
		2,153,443
	Oil, Gas & Consumable Fuels - 2.4%
1,102	Chevron Corporation	115,688
603	Cimarex Energy Company	69,399
499	Concho Resources, Inc. *	57,844
1,005	Continental Resources, Inc. *	43,888
832	EOG Resources, Inc.	76,286
1,587	Exxon Mobil Corporation	134,895
2,484	Kinder Morgan, Inc.	104,477
2,899	Marathon Oil Corporation	75,693
848	Marathon Petroleum Corporation	86,827
1,771	Murphy Oil Corporation	82,529
1,499	Noble Energy, Inc.	73,301
1,645	ONEOK, Inc.	79,355
1,075	Phillips 66	84,495
1,429	Range Resources Corporation	74,365
3,287	Southwestern Energy Company *	76,226
3,467	Spectra Energy Corporation	125,401
1,465	Valero Energy Corporation	93,203
		1,453,872
	Personal Products - 0.2%
1,694	Estee Lauder Cos, Inc.	140,873
	Pharmaceuticals - 1.6%
1,925	Bristol-Myers Squibb Company	124,162
2,173	Eli Lilly and Company	157,868
1,580	Johnson & Johnson	158,948
2,372	Merck & Company, Inc.	136,343
1,585	Mylan NV *	94,070
4,938	Pfizer, Inc.	171,793
2,406	Zoetis, Inc.	111,374
		954,558

	Professional Services - 1.5%
1,649	Equifax, Inc.	153,357
1,062	IHS, Inc. *	120,813
1,087	ManpowerGroup, Inc.	93,645
2,934	Nielsen N.V.	130,768
2,049	Robert Half International, Inc.	124,006
1,075	Towers Watson & Company	142,099
2,507	Verisk Analytics, Inc. *	179,000
		943,688
	Real Estate Management & Development - 0.4%
3,833	CBRE Group, Inc. *	148,376
753	Jones Lang LaSalle Inc.	128,311
		276,687
	Road & Rail - 1.5%
333	AMERCO	110,023
3,339	CSX Corporation	110,588
963	Genesee & Wyoming, Inc. *	92,872
1,696	JB Hunt Transport Services, Inc.	144,830
912	Kansas City Southern	93,097
1,058	Norfolk Southern Corporation	108,889
1,615	Old Dominion Freight Line, Inc. *	124,839
963	Union Pacific Corporation	104,303
		889,441
	Semiconductors & Semiconductor Equipment - 2.4%
3,422	Altera Corporation	146,838
1,967	Analog Devices, Inc.	123,921
4,120	Applied Materials, Inc.	92,947
968	First Solar, Inc. *	57,877
3,142	Intel Corporation	98,250
884	IPG Photonics Corporation *	81,947
1,602	KLA-Tencor Corporation	93,380
1,267	Lam Research Corporation	88,988
2,590	Linear Technology Corporation	121,212
1,854	Microchip Technology, Inc.	90,661
2,397	Micron Technology, Inc. *	65,031
3,915	NVIDIA Corporation	81,921
5,635	ON Semiconductor Corporation *	68,240
701	Skyworks Solutions, Inc.	68,901
2,173	Texas Instruments, Inc.	124,263
2,069	Xilinx, Inc.	87,519
		1,491,896
	Software - 3.2%
1,298	Adobe Systems, Inc. *	95,974
1,807	Ansys, Inc. *	159,359
1,656	Autodesk, Inc. *	97,108
4,207	CA Technologies, Inc.	137,190
6,611	Cadence Design System, Inc. *	121,907

1,883	Cerner Corporation *	137,949
1,998	Citrix Systems, Inc. *	127,612
1,036	FactSet Research Systems, Inc.	164,931
2,837	Fortinet, Inc. *	99,153
2,694	Microsoft Corporation	109,525
2,948	Oracle Corporation	127,206
1,502	Red Hat, Inc. *	113,776
1,512	SS&C Technologies Holdings, Inc.	94,198
5,111	Symantec Corporation	119,419
3,131	Synopsys, Inc. *	145,028
1,172	VMware, Inc. *	96,116
		1,946,451
	Specialty Retail - 3.7%
746	Advance Auto Parts, Inc.	111,669
1,494	Autonation, Inc. *	96,109
253	AutoZone, Inc. *	172,587
1,483	Bed Bath & Beyond, Inc. *	113,857
1,676	Best Buy Company, Inc.	63,336
1,169	CarMax, Inc. *	80,673
1,647	Dick's Sporting Goods, Inc.	93,863
1,626	Foot Locker, Inc.	102,438
1,358	L Brands, Inc.	128,046
1,860	Lowe's Companies, Inc.	138,365
596	O'Reilly Automotive, Inc. *	128,879
1,054	Ross Stores, Inc.	111,050
3,949	Sally Beauty Holdings, Inc. *	135,727
4,626	Staples, Inc.	75,334
2,280	The Gap, Inc.	98,792
1,137	The Home Depot, Inc.	129,175
1,785	The TJX Companies, Inc.	125,039
1,035	Tractor Supply Company	88,037
618	Ulta Salon, Cosmetics & Fragrances, Inc. *	93,225
1,654	Urban Outfitters, Inc. *	75,505
1,234	Williams-Sonoma, Inc.	98,362
		2,260,068
	Technology Hardware, Storage & Peripherals - 1.1%
923	Apple, Inc.	114,849
5,095	EMC Corporation	130,228
2,854	Hewlett-Packard Company	88,931
2,999	NetApp, Inc.	106,345
840	SanDisk Corporation	53,441
1,806	Seagate Technology PLC	93,966
1,048	Western Digital Corporation	95,378
		683,138
	Textiles, Apparel & Luxury Goods - 1.0%
2,154	Coach, Inc.	89,240

3,220	Hanesbrands, Inc.	107,902
1,189	Nike, Inc.	119,293
662	Ralph Lauren Corporation	87,053
1,088	Under Armour, Inc. *	87,856
1,881	VF Corporation	141,658
		633,002
	Thrifts & Mortgage Finance - 0.5%
12,459	Hudson City Bancorp, Inc.	130,571
10,414	New York Community Bancorp, Inc.	174,226
		304,797
	Tobacco - 1.0%
3,344	Altria Group, Inc.	167,267
1,879	Lorillard, Inc.	122,793
2,173	Philip Morris International, Inc.	163,692
1,954	Reynolds American, Inc.	134,650
		588,402
	Trading Companies & Distributors - 0.5%
2,847	Fastenal Company	117,965
795	United Rentals, Inc. *	72,472
597	W.W. Grainger, Inc.	140,779
		331,216
	Water Utilities - 0.3%
2,886	American Water Works Company, Inc.	156,450
	TOTAL COMMON STOCKS (Cost $59,014,029)	60,719,762

	CLOSED END FUNDS - 0.3%
	Capital Markets - 0.3%
9,436	Ares Capital Corporation	162,016
	TOTAL CLOSED END FUNDS (Cost $158,935)	162,016

	SHORT-TERM INVESTMENTS - 0.5%
332,568	STIT - Liquid Assets Portfolio, 0.08% (a)	332,568
	TOTAL SHORT-TERM INVESTMENTS - (Cost $332,568)	332,568
	TOTAL INVESTMENTS - 99.9% (Cost $59,505,532)	61,214,346
	Other Assets in Excess of Liabilities - 0.1%	59,568
	NET ASSETS - 100.0%	$61,273,914

*	Non-income producing security.
(a)	Annualized seven-day yield as of March 31, 2015

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
March 31, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
4	S&P 500 Mini Future, June 2015	$412,160	$(325)
			$(325)

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Aerospace & Defense - 1.6%
389	Airbus Group NV	$25,280
5,509	BAE Systems PLC	42,781
9,000	Kawasaki Heavy Industries Ltd.	45,550
3,601	Meggitt PLC	29,299
19,000	Singapore Technologies Engineering Ltd.	48,180
561	Thales SA	31,186
841	Zodiac Aerospace	27,879
		250,155
	Air Freight & Logistics - 0.6%
4,133	Bollore SA	22,029
1,094	Deutsche Post AG	34,225
1,800	Yamato Holdings Company, Ltd.	41,602
		97,856
	Airlines - 0.7%
18,000	Cathay Pacific Airways Ltd.	41,653
900	Japan Airlines Company Ltd.	28,065
5,400	Singapore Airlines	47,022
		116,740
	Auto Components - 2.5%
900	Aisin Seiki Company Ltd.	32,718
900	Bridgestone Corporation	36,140
118	Continental AG	27,951
905	Delphi Automotive PLC	72,165
900	Denso Corporation	41,145
335	Michelin	33,359
1,881	Pirelli & Company, SpA	31,268
2,700	Sumitomo Electric Industries Ltd.	35,457
900	Toyota Industries Corporation	51,628
190	Valeo SA	28,407
		390,238
	Automobiles - 2.8%
226	Bayer Motoren Werk AG	28,298
335	Daimler AG	32,321
900	Fuji Heavy Industries Ltd.	29,949
1,800	Hino Motors Ltd.	25,739
1,800	Honda Motor Company Ltd.	58,577
2,700	Isuzu Motors Ltd.	35,963
900	Mazda Motor Corporation	18,302
3,600	Mitsubishi Motors Corporation	32,568

3,600	Nissan Motor Company, Ltd.	36,740
244	Renault SA	22,240
900	Suzuki Motor Corporation	27,108
900	Toyota Motor Corporation	62,907
127	Volkswagen AG	32,780
		443,492
	Beverages - 1.9%
262	Anheuser-Busch Inbev NV	32,059
900	Asahi Group Holdings Ltd.	28,617
1,366	Diageo PLC	37,679
534	Heineken Holding NV	36,805
398	Heineken NV	30,397
2,700	Kirin Holdings Company Ltd.	35,502
307	Pernod Ricard SA	36,361
516	SABMiller PLC	27,096
900	Suntory Beverage & Food Ltd.	38,646
		303,162
	Biotechnology - 0.2%
488	CSL Ltd.	34,240
	Building Products - 1.1%
651	Assa Abloy AB	38,854
90	Geberit AG	33,803
1,800	LIXIL Group Corporation	42,728
579	Saint-Gobain S.A.	25,460
9	Sika AG	32,220
		173,065
	Capital Markets - 1.4%
4,541	Aberdeen Asset Management PLC	30,959
900	IGM Financial, Inc. *	31,984
470	Julius Baer Group Ltd.	23,582
687	Macquarie Group Ltd.	40,118
5,400	Nomura Holdings, Inc.	31,796
697	Schroders PLC	33,086
1,764	UBS Group AG	33,254
		224,779
	Chemicals - 4.1%
280	Air Liquide SA	36,068
452	Akzo Nobel NV	34,225
326	BASF SE	32,442
199	Bayer AG	29,946
63	EMS-Chemie Holding AG	25,688
1,040	Evonik Industries AG	37,126
18	Givaudan SA	32,636
4,328	Israel Chemicals Ltd.	30,780
660	Johnson Matthey PLC	33,150
199	Linde AG	40,580

900	Nippon Paint Hldgs	33,018
900	Nitto Denko Corporation	60,258
606	Novozymes A/S	27,733
732	OCI NV *	22,699
900	Potash Corporation of Saskatchewan, Inc. *	29,014
9,000	Sumitomo Chemical Co., Ltd.	46,375
588	Symrise AG	37,201
99	Syngenta AG	33,689
589	Yara International ASA	29,978
		652,606
	Commercial Banks - 7.7%
1,726	Australia & New Zealand Banking Group Ltd.	48,167
2,740	Banco Bilbao Vizcaya Argentaria SA	27,718
7,696	Banco de Sabadell SA	18,859
4,693	Banco Popular Espanol SA	23,000
3,436	Banco Santander SA	25,925
10,800	Bank Of East Asia Ltd.	42,976
900	Bank Of Montreal *	53,934
13,474	Bankia SA *	18,805
9,000	BOC Hong Kong Holdings Ltd.	32,099
5,245	CaixaBank SA	24,899
1,953	Commerzbank AG *	26,984
723	Commonwealth Bank of Australia	51,433
1,646	Credit Agricole SA	24,203
4,500	DBS Group Holdings	66,761
1,930	DNB ASA	31,074
2,700	Hang Seng Bank Ltd.	48,932
4,722	HSBC Holdings PLC	40,206
6,999	Intesa Sanpaolo SpA	23,826
407	KBC Groep NV	25,190
5,400	Mitsubishi UFJ Financial Group, Inc.	33,485
26,200	Mizuho Financial Group, Inc.	46,115
3,500	Natixis SA	26,197
2,214	Nordea Bank AB	27,070
5,400	Oversea-Chinese Banking Corporation, Ltd.	41,591
5,400	Resona Holdings, Inc.	26,862
2,802	Skandinaviska Enskilda Banken AB	32,828
543	Societe Generale SA	26,256
1,773	Standard Chart PLC	28,760
900	Sumitomo Mitsui Financial Group, Inc.	34,530
9,000	Sumitomo Mitsui Trust Holdings, Inc.	37,183
777	Svenska Handelsbanken AB	35,123
1,554	Swedbank AB	37,189
900	Toronto-Dominion Bank *	38,521
2,975	UniCredit SpA	20,249
1,800	United Overseas Bank Ltd.	30,167
1,564	Westpac Banking Corporation	46,910
		1,224,027

	Commercial Services & Supplies - 1.0%
1,285	Aggreko PLC	29,107
2,262	Babcock International Group PLC	33,034
4,682	Brambles Ltd.	41,081
900	Secom Company, Ltd.	60,220
		163,442
	Communications Equipment - 0.2%
2,485	Telefonaktiebolaget LM Ericsson	31,278
	Construction & Engineering - 2.3%
732	ACS Actividades de Construccion y Servicios SA	25,974
335	Aeroports de Paris	40,091
805	Bouygues SA	31,628
9,000	Cheung Kong Infrastructure Holdings Ltd.	77,374
1,736	Ferrovial SA	36,959
1,104	Persimmon PLC *	27,234
2,700	Sekisui House Ltd.	39,295
1,527	Skanska AB	34,291
12,403	Taylor Wimpey PLC	28,499
461	Vinci SA	26,386
		367,731
	Construction Materials - 0.3%
1,004	CRH PLC	26,063
362	Holcim Ltd.	27,063
		53,126
	Consumer Finance - 0.2%
1,800	ORIX Corporation	25,341
	Containers & Packaging - 0.2%
3,091	Amcor Ltd./Australia	33,054
	Distributors - 0.4%
900	Jardine Cycle & Carriage Ltd.	26,927
36,000	Li & Fung Ltd.	35,152
		62,079
	Diversified Financial Services - 1.4%
488	Deutsche Boerse AG	39,910
479	Groupe Bruxelles Lambert SA	39,736
1,800	Hong Kong Exchanges and Clearing Ltd.	44,114
904	Investor AB	36,077
651	Kinnevik Inv. AB	21,778
914	London Stock Exchange Group PLC	33,340
		214,955
	Diversified Telecommunication Services - 2.9%
900	BCE, Inc.	38,102
922	Belgacom SA	32,294
5,274	BT Group PLC	34,266
90	Iliad SA	21,029

1,429	Orange SA	22,994
13,600	Singapore Telecommunications Ltd.	43,406
54	Swisscom AG	31,367
14,722	Telecom Italia SpA *	17,286
2,369	Telefonica SA	33,777
1,676	Telenor ASA	33,892
5,856	Teliasonera AB	37,262
10,485	Telstra Corporation Ltd.	50,391
900	Telus Corporation	29,895
1,655	Vivendi SA	41,152
		467,113
	Electric Utilities - 3.1%
3,507	AGL Energy Ltd.	40,601
9,000	CLP Holdings Ltd.	78,651
6,855	EDP-Energias de Portugal SA	25,687
1,158	Electricite de France SA	27,816
1,537	Endesa SA	29,748
13,158	Enel Green Power SpA	24,604
4,856	Enel SpA	21,992
1,800	Fortis, Inc.	54,829
1,420	Fortum OYJ	29,865
6,502	Iberdrola SA	41,961
4,500	Power Assets Holdings Ltd.	46,029
380	Red Electrica Corporation SA	30,947
7,397	Terna Rete Elettrica Nazionale SpA	32,610
		485,340
	Electrical Equipment - 1.4%
1,646	ABB Ltd.	34,942
570	Legrand SA	30,853
900	Nidec Corporation	59,935
371	Schneider Electric SE	28,862
905	Sensata Technologies Holding NV *	51,992
407	Vestas Wind System A/S	16,863
		223,447
	Electronic Equipment, Instruments & Components - 1.2%
900	FUJIFILM Holdings Corporation	32,091
822	Hexagon AB	29,264
9,000	Hitachi Ltd.	61,774
900	Hoya Corporation	36,151
262	Ingenico	28,819
		188,099
	Energy Equipment & Services - 0.1%
344	Technip SA	20,850
	Food & Staples Retailing - 2.2%
1,800	Aeon Company Ltd.	19,796
317	Casino Guichard Perrachon SA	28,131

751	Colruyt SA	32,736
940	ICA Gruppen AB	31,555
1,501	Jeronimo Martins SGPS SA	18,883
2,026	Koninklijke Ahold NV	39,974
1,800	Metro, Inc. *	48,775
900	Seven & i Holdings Company, Ltd.	37,918
5,084	Tesco PLC	18,239
1,194	Wesfarmers Ltd.	39,975
1,338	Woolworths Ltd.	30,053
		346,035
	Food Products - 1.5%
534	Danone SA	35,955
534	Kerry Group PLC	35,812
479	Nestle SA	36,179
1,800	Saputo, Inc. *	49,472
914	Unilever PLC	38,166
19,000	Wilmar International Ltd.	45,134
		240,718
	Food Staples & Retailing - 0.3%
344	Aryzta AG	21,150
606	Associated British Foods PLC	25,332
		46,482
	Gas Utilities - 1.6%
1,800	Canadian Utilities Ltd. *	56,521
18,000	China Gas Holdings Ltd.	29,487
1,176	Enagas SA	33,673
1,429	Gas Natural SDG SA	32,136
18,000	Hong Kong & China Gas Company Ltd.	41,653
9,000	Osaka Gas Company Ltd.	37,723
4,983	Snam SpA	24,218
		255,411
	Health Care Equipment & Supplies - 1.2%
253	Essilor International SA	29,054
905	Medtronic PLC	70,581
900	Olympus Corporation	33,506
1,683	Smith & Nephew PLC	28,560
199	Sonova Holding AG	27,706
		189,407
	Health Care Providers & Services - 0.7%
443	Fresenius Medical Care AG & Company KGaA	36,897
579	Fresenius SE & KGaA	34,609
696	Ramsay Health Care Ltd.	35,644
		107,150
	Hotels, Restaurants & Leisure - 1.7%
597	Accor SA	31,185
2,515	Compass Group PLC	43,724

2,513	Crown Resorts Ltd.	25,590
46,100	Genting Singapore PLC	30,905
841	InterContinental Hotels Group PLC	32,860
18,000	SJM Holdings Ltd.	23,543
461	Sodexo SA	45,004
498	Whitbread PLC	38,746
		271,557
	Household Durables - 0.5%
3,555	Barratt Developments	27,870
18,000	Haier Electronics Group Company Ltd.	47,132
		75,002
	Household Products - 0.5%
416	Reckitt Benckiser Group PLC	35,791
1,800	Unicharm Corporation	47,306
		83,097
	Houshold Products - 0.2%
262	Societe BIC SA	37,327
	Industrial Conglomerates - 1.7%
9,000	CITIC Ltd.	15,417
900	Jardine Matheson Holdings Ltd.	56,880
900	Jardine Strategic Holdings Ltd.	31,500
5,400	Keppel Corporation Ltd.	35,414
18,000	NWS Holdings Ltd.	29,997
326	Siemens AG	35,298
1,773	Smiths Group PLC	29,404
9,000	Toshiba Corporation	37,836
		271,746
	Insurance - 8.3%
3,943	Aegon NV	31,158
3,600	AIA Group Ltd.	22,661
244	Allianz SE	42,463
6,625	AMP Ltd.	32,496
905	Aon PLC	86,989
1,646	Assicurazioni Generali SpA	32,406
4,071	Aviva PLC	32,610
1,275	AXA SA	32,155
5,400	China Taiping Insurance Holdings Company Ltd. *	18,423
1,999	CNP Assurances	35,057
1,800	Dai-ichi Life Insurance Company, Ltd.	26,197
2,700	Great-West Lifeco, Inc.	78,066
443	Hannover Rueck SE	45,823
7,502	Insurance Australia Group Ltd.	34,855
900	Intact Financial Corporation *	67,805
11,218	Legal & General Group PLC	46,361
2,700	Manulife Financial Corporation *	45,854
9,287	Mapfre SA	33,942

199	Muenchener Rueckversicherungs-Gesellschaft AG	42,955
10,449	Old Mutual PLC	34,425
1,800	Power Corporation of Canada	47,638
1,800	Power Financial Corporation	53,280
1,601	Prudential PLC	39,709
2,549	QBE Insurance Group Ltd.	25,316
895	Sampo Oyj	45,249
3,167	Standard Life	22,343
1,800	Sun Life Financial, Inc. *	55,469
4,574	Suncorp Group Ltd.	47,031
488	Swiss Re AG	47,253
2,700	T&D Holdings, Inc.	37,246
900	Tokio Marine Holdings, Inc.	34,057
127	Zurich Insurance Group AG	43,035
		1,320,327
	Internet & Catalog Retail - 0.2%
1,800	Rakuten, Inc.	31,795
	Internet Software & Services - 0.4%
606	United Internet AG	27,631
7,200	Yahoo Japan Corporation	29,776
		57,407
	IT Services - 1.3%
886	Amadeus IT Holding SA	38,069
380	AtoS	26,260
326	Cap Gemini SA	26,770
900	CGI Group, Inc. *	38,173
900	Nomura Research Institute Ltd.	33,918
900	NTT Data Corporation	39,246
		202,436
	Machinery - 3.2%
1,636	Alfa Laval AB	32,199
1,248	Alstom SA *	38,553
1,066	Atlas Copco AB	34,571
2,715	CNH Industrial NV	22,154
678	GEA Group AG	32,835
1,800	Komatsu Ltd.	35,457
796	Kone OYJ	35,331
886	MAN SE	93,362
9,000	Mitsubishi Heavy Industries Ltd.	49,700
2,802	Sandvik AB	31,380
217	Schindler Holding AG	36,130
1,410	SKF AB	36,477
660	Wartsila OYJ Abp	29,252
		507,401
	Marine - 0.5%
18	A.P. Moller - Maersk A/S	37,665

244	Kuehne + Nagel International AG	36,281
		73,946
	Media - 2.7%
1,284	Eutelsat Communications SA	42,571
8,015	ITV PLC	30,068
913	JCDecaux SA	30,821
1,710	Pearson PLC	36,806
588	ProSiebenSat.1 Media AG	28,897
407	Publicis Groupe SA	31,435
2,452	Reed Elsevier PLC	42,156
1,800	Shaw Communications, Inc. *	40,390
2,415	Sky PLC	35,573
642	Telenet Group Holding *	35,323
1,248	Wolters Kluwer NV	40,794
1,656	WPP PLC	37,609
		432,443
	Metals & Mining - 1.9%
2,379	Antofagasta PLC	25,850
1,175	BHP Billiton Ltd.	27,770
1,800	First Quantum Minerals Ltd.	21,815
5,274	Glencore PLC	22,367
900	JFE Holdings, Inc.	19,916
18,000	Nippon Steel & Sumitomo Metal Corporation	45,399
11,046	Polyus Gold International Ltd.	30,641
642	Rio Tinto PLC	26,399
1,800	Silver Wheaton Corporation *	34,194
900	Teck Resources Ltd. *	12,350
823	Voestalpine AG	30,172
		296,873
	Multiline Retail - 0.4%
3,791	Marks & Spencer Group PLC	30,086
362	Next PLC	37,723
		67,809
	Multi-Utilities - 0.5%
3,745	National Grid PLC	48,037
1,347	Suez Environnement Company	23,210
		71,247
	National Commercial Banks - 1.9%
44,880	Bank Of Ireland *	17,011
1,800	Bank Of Nova Scotia *	90,302
900	Canadian Imperial Bank Of Commerce *	65,246
1,645	National Australia Bank Ltd.	48,300
900	National Bank Of Canada *	32,858
900	Royal Bank Of Canada *	54,175
		307,892

	Office Electronics - 0.4%
1,800	Canon, Inc.	63,754
	Oil, Equipment & Services - 0.1%
900	Inter Pipeline Ltd. *	23,194
	Oil, Gas & Consumable Fuels - 1.6%
900	Canadian Natural Resources Ltd. *	27,585
1,800	Encana Corporation	20,096
900	Imperial Oil Ltd. *	35,920
1,800	Inpex Corporation	19,893
470	Koninklijke Vopak NV	25,976
18,000	Kunlun Energy Company Ltd.	17,483
3,869	Oil Search Ltd.	21,217
900	Suncor Energy, Inc. *	26,299
900	TransCanada Corporation *	38,486
1,067	Woodside Petroleum Ltd.	28,054
		261,009
	Paper & Forest Products - 0.3%
1,274	Svenska Cellulosa AB SCA	29,394
1,266	UPM-Kymmene OYJ	24,666
		54,060
	Personal Products - 0.7%
380	Beiersdorf AG	33,055
900	Kao Corporation	45,025
190	L'Oreal SA	35,006
		113,086
	Pharmaceuticals - 3.5%
181	Actelion Ltd.	20,972
2,700	Astellas Pharma, Inc.	44,293
900	Chugai Pharmaceutical Company, Ltd.	28,403
1,800	Daiichi Sankyo Company, Ltd.	28,620
900	Eisai Company Ltd.	64,047
1,583	GlaxoSmithKline PLC	36,303
706	Hikma Pharmaceutic PLC	22,307
317	Merck KGaA	35,636
2,700	Mitsubishi Tanabe Pharma Corporation	46,420
289	Novartis AG	28,594
633	Novo Nordisk A/S	33,888
900	Otsuka Holdings Company, Ltd.	28,212
109	Roche Holdings AG	30,071
271	Sanofi	26,788
208	Shire PLC	16,553
489	Teva Pharmaceutical Industries Ltd.	30,672
416	UCB SA	30,126
		551,905
	Professional Services - 1.0%
380	Adecco SA	31,673
1,311	Bureau Veritas SA	28,179

1,737	Capita PLC	28,755
2,045	Experian PLC	33,885
434	Randstad Holding NV	26,357
9	SGS SA	17,226
		166,075
	Real Estate Management & Development - 4.4%
900	Brookfield Asset Management, Inc. *	48,136
16,300	CapitaLand Ltd.	42,521
18,000	China Overseas Land & Investment Ltd.	58,161
1,800	Daiwa House Industry Company, Ltd.	35,584
1,022	Deutsche Annington Immobilien SE	34,506
22,600	Global Logistic Properties Ltd.	43,640
9,000	Hang Lung Properties Ltd.	25,307
9,000	Henderson Land Development Company Ltd.	63,211
4,500	Hongkong Land Holdings Ltd.	33,975
36,000	New World Development Company, Ltd.	41,746
36,000	Sino Land Company Ltd.	58,695
4,500	Swire Pacific Ltd.	61,353
10,800	Swire Properties Ltd.	35,175
9,000	Wharf Holdings Ltd.	62,862
9,000	Wheelock & Company, Ltd.	46,029
		690,901
	Road & Rail - 1.7%
9,644	Aurizon Holdings Ltd.	35,625
900	East Japan Railway	72,339
18,000	Kintetsu Group Hol	66,186
9,000	MTR Corporation Ltd.	42,837
900	West Japan Railway Company	47,298
		264,285
	Semiconductors & Semiconductor Equipment - 1.0%
1,547	ARM Holdings PLC	25,358
235	ASML Holding NV	23,952
18,000	Hanergy Thin Film Power Group Ltd.	16,206
2,170	Infineon Technologies AG	25,969
900	Tokyo Electron Ltd.	62,899
		154,384
	Software - 1.6%
905	Check Point Software Technologies Ltd. *	74,183
515	Dassault Systemes	34,964
326	Gemalto NV	25,999
900	Open Text Corporation *	47,510
5,898	Sage Group PLC	40,832
470	SAP SE	34,127
		257,615
	Specialty Retail - 0.8%
27,200	Chow Tai Fook Jewellery Group Ltd.	29,261

949	Hennes & Mauritz AB	38,512
995	Inditex SA	31,968
5,220	Kingfisher PLC	29,471
		129,212
	Technology Hardware, Storage & Peripherals - 0.5%
3,600	Ricoh Company Ltd.	39,261
1,800	Seiko Epson Corporation	31,983
		71,244
	Textiles, Apparel & Luxury Goods - 3.0%
27,000	Belle International Holdings Ltd.	31,449
1,357	Burberry Group PLC	34,885
172	Christian Dior SE	32,504
289	Cie Financiere Richemont SA	23,285
90	Hermes International	31,780
253	HUGO BOSS AG	30,808
172	Kering	33,622
905	Lululemon Athletica, Inc. *	57,938
452	Luxottica Group SpA	28,723
163	LVMH Moet Hennessy Louis Vuitton SE	28,770
217	Pandora A/S	19,784
4,500	Prada SpA	27,281
54	Swatch Group AG	22,899
9,000	Toray Industries, Inc.	75,566
		479,294
	Tobacco - 0.6%
697	British American Tobacco PLC	36,068
706	Imperial Tobacco Group PLC	31,031
900	Japan Tobacco, Inc.	28,519
		95,618
	Trading Companies & Distributors - 2.4%
905	AerCap Holdings NV *	39,503
1,420	Ashtead Group PLC	22,834
597	Brenntag AG	35,793
1,556	Bunzl PLC	42,262
3,600	ITOCHU Corporation	39,066
1,800	Mitsubishi Corporation	36,327
2,700	Mitsui & Company Ltd.	36,290
1,800	Toyota Tsusho Corporation	47,801
1,194	Travis Perkins PLC	34,538
651	Wolseley PLC	38,560
		372,974
	Transportation Infrastructure - 0.2%
1,022	Atlantia SpA	26,868
	Water Utilities - 0.7%
1,303	Severn Trent PLC	39,797
2,596	United Utilities Group PLC	35,929

1,546	Veolia Environnement SA	29,282
		105,008
	Wireless Telecommunication Services - 1.8%
4,500	China Mobile Ltd.	58,741
18,000	China Unicom Hong Kong Ltd.	27,397
2,700	KDDI Corporation	61,245
2,700	NTT DOCOMO, Inc.	46,949
1,800	Rogers Communications, Inc.	60,258
9,300	Vodafone Group PLC	30,412
		285,002
	TOTAL COMMON STOCKS (Cost $15,579,960)	15,705,211

	RIGHTS - 0.0%
	Commercial Banks - 0.0%
7,696	Banco de Sabadell SA, 1.48%	1,953
	Diversified Telecommunicaiton Services - 0.0%
2,369	Telefonica SA, 10.84%	382
	TOTAL RIGHTS (Cost $2,017)	2,335

	SHORT-TERM INVESTMENTS - 0.6%
91,149	STIT - Liquid Assets Portfolio, 0.08% (a)	91,149
	TOTAL SHORT-TERM INVESTMENTS - (Cost $91,149)	91,149
	TOTAL INVESTMENTS - 99.6% (Cost $15,673,126)	15,798,695
	Other Assets in Excess of Liabilities - 0.4%	66,932
	NET ASSETS - 100.0%	$15,865,627

*	Non-income producing security.
(a)	Annualized seven-day yield as of March 31, 2015

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
March 31, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
1	Mini MSCI EAFE Future, June 15	$91,495	$2,416
			$2,416

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted
Schedule of Investments
March 31, 2015 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.1%
	Aerospace & Defense - 1.2%
5,095	Lockheed Martin Corporation	$1,034,081
	Air Freight & Logistics - 1.0%
8,714	United Parcel Service, Inc.	844,735
	Automobiles - 1.6%
46,158	Ford Motor Company	744,990
17,853	General Motors Company	669,488
		1,414,478
	Beverages - 2.6%
12,794	PepsiCo, Inc.	1,223,363
25,815	The Coca-Cola Company	1,046,798
		2,270,161
	Chemicals - 1.3%
5,256	LyondellBasell Industries N.V.	461,477
13,436	The Dow Chemical Company	644,659
		1,106,136
	Commercial Banks - 3.0%
40,113	Fifth Third Bancorp	756,130
13,729	JPMorgan Chase & Co.	831,703
19,360	Wells Fargo & Company	1,053,184
		2,641,017
	Commercial Services & Supplies - 2.3%
8,877	Macquarie Infrastructure Company LLC	730,488
30,805	Republic Services, Inc.	1,249,451
		1,979,939
	Diversified Financial Services - 1.1%
9,713	CME Group, Inc.	919,918
	Diversified Telecommunication Services - 1.5%
22,097	CenturyLink, Inc.	763,452
71,764	Frontier Communications Corporation	505,936
		1,269,388
	Electric Utilities - 6.6%
16,468	American Electric Power Company, Inc.	926,325
11,125	Entergy Corporation	862,076
9,510	NextEra Energy, Inc.	989,516
14,894	Pinnacle West Capital Corporation	949,493
23,294	Southern Company	1,031,458
25,886	Westar Energy, Inc.	1,003,341
		5,762,209

	Electrical Equipment - 1.7%
9,661	Eaton Corporation PLC	656,368
14,940	Emerson Electric Company	845,903
		1,502,271
	Energy Equipment & Services - 1.1%
5,873	Helmerich & Payne, Inc.	399,775
11,336	National Oilwell Varco, Inc.	566,687
		966,462
	Food & Staples Retailing - 2.5%
7,491	Costco Wholesale Corporation	1,134,849
26,146	Sysco Corporation	986,489
		2,121,338
	Food Products - 3.0%
23,817	Campbell Soup Company	1,108,682
20,987	General Mills, Inc.	1,187,864
13,441	Pilgrim's Pride Corporation	303,632
		2,600,178
	Gas Utilities - 2.0%
17,307	Atmos Energy Corporation	957,077
38,625	CenterPoint Energy, Inc.	788,336
		1,745,413
	Health Care Equipment & Supplies - 1.3%
16,072	Baxter International, Inc.	1,100,932
	Hotels, Restaurants & Leisure - 3.2%
10,366	Las Vegas Sands Corporation	570,544
11,259	McDonald's Corporation	1,097,077
7,696	Starwood Hotels & Resorts Worldwide, Inc.	642,616
3,959	Wynn Resorts Ltd..	498,359
		2,808,596
	Household Products - 2.7%
9,657	The Clorox Company	1,066,036
15,891	The Procter & Gamble Company	1,302,109
		2,368,145
	Industrial Conglomerates - 1.2%
43,378	General Electric Company	1,076,208
	Insurance - 9.2%
20,142	American Financial Group, Inc.	1,292,109
26,951	Arthur J Gallagher & Company	1,259,959
23,832	Cincinnati Financial Corporation	1,269,769
25,126	CNA Financial Corporation	1,040,970
15,324	MetLife, Inc.	774,628
43,773	Progressive Corporation	1,190,626
23,552	W.R. Berkley Corporation	1,189,612
		8,017,673
	IT Services - 2.4%
5,584	International Business Machines Corporation	896,232

23,965	Paychex, Inc.	1,189,023
		2,085,255
	Leisure Products - 0.9%
12,367	Hasbro, Inc.	782,089
	Machinery - 2.9%
8,920	Caterpillar, Inc.	713,868
11,093	Deere & Company	972,745
12,845	Paccar, Inc.	811,033
		2,497,646
	Media - 0.7%
34,166	Cablevision Systems Corporation	625,238
	Metals & Mining - 0.9%
16,816	Nucor Corporation	799,264
	Multi-Utilities - 15.3%
15,324	Alliant Energy Corporation	965,412
20,229	Ameren Corporation	853,664
27,237	CMS Energy Corporation	950,844
17,063	Consolidated Edison, Inc.	1,040,843
12,513	Dominion Resources, Inc.	886,796
11,316	DTE Energy Company	913,088
18,082	Eversource Energy	913,503
23,382	Exelon Corporation	785,869
10,353	Integrys Energy Group, Inc.	745,623
28,035	OGE Energy Corporation	886,186
17,424	PG&E Corporation	924,692
17,939	Public Service Enterprise Group, Inc.	752,003
16,553	SCANA Corporation	910,249
17,179	Wisconsin Energy Corporation	850,361
27,003	Xcel Energy, Inc.	939,974
		13,319,107
	Oil, Gas & Consumable Fuels - 6.0%
7,201	Chevron Corporation	755,961
10,358	Exxon Mobil Corporation	880,430
16,241	Kinder Morgan, Inc.	683,096
18,921	Marathon Oil Corporation	494,027
11,543	Murphy Oil Corporation	537,904
10,726	ONEOK, Inc.	517,422
7,021	Phillips 66	551,851
22,635	Spectra Energy Corporation	818,708
		5,239,399
	Pharmaceuticals - 4.7%
14,199	Eli Lilly and Company	1,031,557
10,334	Johnson & Johnson	1,039,600
15,526	Merck & Company, Inc.	892,435
32,309	Pfizer, Inc.	1,124,030
		4,087,622

	Semiconductors & Semiconductor Equipment - 3.7%
12,863	Analog Devices, Inc.	810,369
20,515	Intel Corporation	641,504
10,474	KLA-Tencor Corporation	610,530
12,107	Microchip Technology, Inc.	592,032
13,523	Xilinx, Inc.	572,023
		3,226,458
	Software - 1.9%
27,478	CA Technologies, Inc.	896,057
17,598	Microsoft Corporation	715,447
		1,611,504
	Specialty Retail - 1.5%
8,867	L Brands, Inc.	836,070
30,197	Staples, Inc.	491,758
		1,327,828
	Technology Hardware, Storage & Peripherals - 0.7%
11,820	Seagate Technology PLC	614,995
	Textiles, Apparel & Luxury Goods - 0.7%
14,071	Coach, Inc.	582,961
	Thrifts & Mortgage Finance - 1.3%
67,960	New York Community Bancorp, Inc.	1,136,971
	Tobacco - 4.4%
21,879	Altria Group, Inc.	1,094,388
12,287	Lorillard, Inc.	802,955
14,224	Philip Morris International, Inc.	1,071,494
12,779	Reynolds American, Inc.	880,601
		3,849,438
	TOTAL COMMON STOCKS (Cost $85,251,751)	85,335,053

	CLOSED ENDED FUNDS - 1.2%
	Capital Markets - 1.2%
61,648	Ares Capital Corporation	1,058,496
	TOTAL CLOSED END FUNDS (Cost $1,026,947)	1,058,496

	SHORT-TERM INVESTMENTS - 0.5%
454,324	STIT - Liquid Assets Portfolio, 0.08% (a)	454,324
	TOTAL SHORT-TERM INVESTMENTS - (Cost $454,324)	454,324
	TOTAL INVESTMENTS - 99.8% (Cost $86,733,022)	86,847,873
	Other Assets in Excess of Liabilities - 0.2%	146,969
	NET ASSETS - 100.0%	$86,994,842

(a)	Annualized seven-day yield as of March 31, 2015

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Schedule of Open Futures Contracts
March 31, 2015 (Unaudited)

Number of Contracts Purchased	Description	Notional Amount	Unrealized Appreciation (Depreciation)
5	S&P 500 Mini Future, June 2015	$515,200	$(408)
			$(408)

Summary of Fair Value Disclosure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015:

Compass EMP U.S. 500 Volatility Weighted Index ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,398,621	$-	$-	$7,398,621
Closed End Funds	19,797	-	-	19,797
Short-Term Investments	25,652	-	-	25,652
Total Investments in Securities	$7,444,070	$-	$-	$7,444,070

Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,250,912	$-	$-	$17,250,912
Closed End Funds	319,143	-		319,143
Short-Term Investments	58,686	-	-	58,686
Total Investments in Securities	$17,628,741	$-	$-	$17,628,741
Other Financial Instruments*
Futures	$4,646	$-	$-	$4,646

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,719,762	$-	$-	$60,719,762
Closed End Funds	162,016	-		162,016
Short-Term Investments	332,568	-	-	332,568
Total Investments in Securities	$61,214,346	$-	$-	$61,214,346
Other Financial Instruments*
Futures	$(325)	$-	$-	$(325)

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,705,211	$-	$-	$15,705,211
Rights	2,335	-	-	2,335
Short-Term Investments	91,149	-	-	91,149
Total Investments in Securities	$15,798,695	$-	$-	$15,798,695
Other Financial Instruments*
Futures	$2,416	$-	$-	$2,416

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$85,335,053	$-	$-	$85,335,053
Closed End Funds	1,058,496	-	-	1,058,496
Short-Term Investments	454,324	-	-	454,324
Total Investments in Securities	$86,847,873	$-	$-	$86,847,873
Other Financial Instruments*
Futures	$(408)	$-	$-	$(408)

^See Schedule of Investments for breakout of investments by industry classification.

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1, 2 or 3 during the current period presented. It is the Funds' policy to record transfers into or out of Fair Value
Levels at the end of the period.

Derivative Instruments and Hedging Activities at March 31, 2015 (Unaudited)

GAAP requires disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows.

Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds' securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds' liabilities for the futures position are "covered" by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds' liabilities on the futures contract.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Funds on a daily basis.  The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission ("CFTC") regulations.

Fair Values of Derivative Instruments in the Funds as of March 31, 2015:

	Asset Derivatives		Liability Derivatives
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$4,646	Unrealized depreciation on futures contracts	$-

Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$-	Unrealized depreciation on futures contracts	$325

Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$2,416	Unrealized depreciation on futures contracts	$-

Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$-	Unrealized depreciation on futures contracts	$408

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the period ended December 31, 2014 were as follows:

Fund	Long Futures
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF	$ 133,142
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF	$ 305,687
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	$ 129,837
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF	$ 242,620

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Compass EMP Funds Trust

By (Signature and Title) /s/ Christopher K. Dyer
                                   Christopher K. Dyer, President

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christopher K. Dyer
                                    Christopher K. Dyer, President

Date  May 27, 2015

By (Signature and Title)* /s/ Christopher A. Ponte
                                    Christopher A. Ponte, Treasurer

Date  May 27, 2015

* Print the name and title of each signing officer under his or her signature.